UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-04010

                                 PIA MUTUAL FUND
                                 ---------------
               (Exact name of registrant as specified in charter)

                          1299 Ocean Avenue, Suite 210
                         Santa Monica, California 90401
               (Address of principal executive offices) (Zip code)


                            Joseph Lloyd McAdams, Jr.
                          Pacific Income Advisers, Inc.
                                1299 Ocean Avenue
                         Santa Monica, California 90401
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: (310)393-1424
                                                            -------------

                      Date of fiscal year end: NOVEMBER 30
                                               -----------
                     Date of reporting period: MAY 31, 2004
                                               ------------

ITEM 1.  REPORTS TO STOCKHOLDERS.



                                                           PIA MUTUAL FUND

                                                         - PIA SHORT-TERM
                                                           GOVERNMENT SECURITIES
                                                         - PIA TOTAL RETURN BOND
                                                         - PIA EQUITY






                                                          SEMI-ANNUAL REPORT
                                                             (UNAUDITED)
                                                            MAY 31, 2004

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the period ended May 31, 2004 for the following series of the PIA Mutual Funds for which Pacific Income Advisers is the adviser: the Short-Term Government Securities Fund, the Total Return Bond Fund, and the Equity Fund.

During the 6 months ended May 31, 2004, the returns, including the reinvestment of dividends and capital gains, were as follows:

         PIA Short-Term Government Securities Fund...............   0.47%
         PIA Total  Return Bond Fund.............................  (0.19)%
         PIA Equity  Fund........................................  (9.04)%

Short term interest rates remained around 1% during the period. Intermediate and longer term interest rates rose by 20-50 basis points. The economic recovery continues and there are signs of inflationary pressures mainly in commodities. Corporate profits continue to look favorable. Geopolitical risk remains a concern. It is anticipated that the Federal Reserve will begin to tighten monetary policy in the near term.

During the six month period ended May 31, 2004, the Merrill Lynch 1 Year Treasury Note Index increased by 0.49% and the Lehman Aggregate Bond Index by 0.60%. The S&P Small Cap 600 Index increased by 6.12%.

Please take a moment to review your Fund(s)' statement of assets and the results of operations for the six month period ended May 31, 2004. We look forward to reporting to you again at year end.




/s/ Lloyd McAdams
Lloyd McAdams
CHAIRMAN OF THE BOARD

                                PIA MUTUAL FUND
                     SCHEDULE OF INVESTMENTS - MAY 31, 2004
                                   (UNAUDITED)

PIA SHORT-TERM GOVERNMENT
SECURITIES FUND
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                       VALUE
-------------------------------------------------------------------------------

ASSET-BACKED SECURITIES 2.2%
$ 1,000,000   Conseco Finance
              Securitizations Corp.
                 8.48%, due 12/1/30 ..............................  $ 1,036,114
                                                                    -----------
TOTAL ASSET-BACKED SECURITIES
                 (cost $1,058,916) ...............................    1,036,114
                                                                    -----------

MORTGAGE-BACKED SECURITIES 49.4%
COMMERCIAL 0.7%
    119,541   Countrywide Home Loans
                 8.00%, due 8/25/27 ..............................      119,532
    200,941   Prudential Home Mortgage
              Securities
                 7.50%, due 3/25/08 ..............................      206,695
                                                                    -----------
                                                                        326,227
                                                                    -----------
U.S. GOVERNMENT AGENCIES 48.7%
    364,027   FHLMC
                 5.50%, due 3/15/15 ..............................      367,165
      9,093   FHLMC Pool M80478
                 7.00%, due 6/1/04 ...............................        9,247
     99,991   FHLMC ARM Pool 755204
                 3.359%, due 8/1/15* .............................      102,923
     91,896   FHLMC ARM Pool 845113
                 3.447%, due 2/1/22* .............................       94,337
    123,292   FHLMC ARM Pool 635206
                 4.814%, due 10/1/22* ............................      125,225
     65,580   FHLMC ARM Pool 845755
                 3.403%, due 6/1/23* .............................       67,360
     33,167   FHLMC ARM Pool 609231
                 3.476%, due 2/1/24* .............................       34,116
  2,045,679   FHLMC ARM Pool 785726
                 3.484%, due 1/1/25* .............................    2,092,454
  1,125,506   FHLMC ARM Pool 1C0009
                 3.113%, due 2/1/32* .............................    1,142,239
    963,748   FHLMC ARM Pool 180668
                 4.018%, due 1/1/33* .............................    1,987,313

PIA SHORT-TERM GOVERNMENT
SECURITIES FUND (CONTINUED)
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                        VALUE
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED) $ 512,622 FNMA Pool 252500
                 5.50%, due 6/1/06 ...............................   $  521,181
    108,216   FNMA Pool 415842
                 11.00%, due 1/1/13 ..............................      120,249
    247,347   FNMA Series 2002-1 HA
                 7.00%, due 7/25/20 ..............................      250,512
     238,072  FNMA ARM Pool 555206
                 3.352%, due 7/1/25* .............................      243,095
  1,410,842   FNMA ARM Pool 424953
                 4.644%, due 7/1/27* .............................    1,447,909
    831,643   FNMA ARM Pool 556438
                 3.501%, due 3/1/28* .............................      852,617
     942,550  FNMA ARM Pool 508399
                 4.948%, due 6/1/29* .............................      966,784
  1,077,710   FNMA ARM Pool 562912
                 4.416%, due 4/1/30* .............................    1,094,126
     699,482  FNMA ARM Pool 556824
                 5.313%, due 8/1/30* .............................      732,770
    208,582   FNMA ARM Pool 551038
                 3.445%, due 9/1/30* .............................      216,988
  1,061,002   FNMA ARM Pool 670317
                 3.408%, due 10/1/30* ............................    1,097,719
     272,457  FNMA ARM Pool 592745
                 5.729%, due 7/1/31* .............................      279,101
     700,600  FNMA ARM Pool 597196
                 5.337%, due 9/1/31* .............................      719,268
     362,128  FNMA ARM Pool 610547
                 5.27%, due 11/1/31* .............................      372,823
     562,130  FNMA ARM Pool 629098
                 4.924%, due 4/1/32* .............................      579,319
     264,769  FNMA ARM Pool 656345
                 3.877%, due 7/1/32* .............................      268,333
  1,213,240   FNMA ARM Pool 670257
                 4.255%, due 2/1/33* .............................    1,231,354
     59,235   GNMA II ARM Pool 8871
                 4.625%, due 11/20/21* ...........................       60,358


                       See notes to financial statements

                                 PIA MUTUAL FUND
                     SCHEDULE OF INVESTMENTS - MAY 31, 2004
                                   (UNAUDITED)

PIA SHORT-TERM GOVERNMENT

SECURITIES FUND (CONTINUED)
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                        VALUE
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED) .............................    $ 356,251
              GNMA II ARM Pool 8062
                 4.625%, due 10/20/22* ...........................    $ 362,658
    920,513   GNMA II ARM Pool 80011
                 4.625%, due 11/20/26* ...........................      937,609
    209,843   GNMA II ARM Pool 80013
                 4.625%, due 11/20/26* ...........................      213,992
    116,935   GNMA II ARM Pool 80021
                 4.625%, due 12/20/26* ...........................      119,106
     63,713   GNMA II ARM Pool 80029
                 3.375%, due 1/20/27* ............................       63,975
     879,947  GNMA II ARM Pool 80094
                 4.75%, due 7/20/27* .............................      891,762
  1,249,533   GNMA II ARM Pool 80104
                 4.75%, due 8/20/27* .............................    1,266,321
     63,105   GNMA II ARM Pool 80122
                 4.625%, due 10/20/27* ...........................       64,283
     527,971  GNMA II ARM Pool 80154
                 3.375%, due 1/20/28* ............................      530,025
  1,661,173   GNMA II ARM Pool 80331
                 4.50%, due 10/20/29* ............................    1,677,368
     334,234  GNMA II ARM Pool 80344
              4.00%, due 11/20/29* ...............................      336,579
                                                                    -----------
                                                                     23,540,563
                                                                    -----------
TOTAL MORTGAGE-BACKED SECURITIES
              (cost $23,985,861) .................................   23,866,790
                                                                    -----------
U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 10.7%
U.S. GOVERNMENT AGENCIES 4.2%
  2,000,000   FHLB
                 4.125%, due 1/14/05 .............................    2,031,196
                                                                    -----------
U.S. TREASURY NOTES 6.5%
  3,000,000   U.S. Treasury Note
                 5.75%, due 11/15/05 .............................    3,153,282
                                                                    -----------

PIA SHORT-TERM GOVERNMENT
SECURITIES FUND (CONTINUED)
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                        VALUE
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES
              (cost $5,159,423) ..................................  $ 5,184,478
                                                                    -----------
SHORT-TERM INVESTMENTS 37.5%
$ 7,700,000   FHLB Discount Note
                 Zero coupon bond to
                 yield 1.00%, due 6/18/04 ........................    7,696,418

2,650,000     FHLB Discount Note
                 Zero coupon bond to
                 yield 1.01%, due 6/23/04 ........................    2,648,096
6,000,000     FNMA Discount Note
                 Zero coupon bond to
                 yield 0.99%, due 6/11/04 ........................    5,998,367
1,763,685     First American Treasury
                 Obligations Fund ................................    1,763,685
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
                 (cost $18,106,566) ..............................   18,106,566
                                                                    -----------
TOTAL INVESTMENTS
              (cost $48,310,766) 99.8% ...........................   48,193,948
OTHER ASSETS LESS LIABILITIES 0.2%                                      109,244
                                                                    -----------
NET ASSETS 100.0% ................................................  $48,303,192
                                                                    ===========

------------
* Variable rate note. Rate shown reflects the rate in effect at May 31, 2004.

                       See notes to financial statements

                                 PIA MUTUAL FUND
                     SCHEDULE OF INVESTMENTS - MAY 31, 2004
                                   (UNAUDITED)

PIA TOTAL RETURN
BOND FUND
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 2.6%
$   189,270  Aames Mortgage Trust
                 5.97%, due 8/25/31* .............................   $  193,460
    289,015  California Infrastructure
                 PG&E-1
                 6.42%, due 9/25/08 ..............................      302,469
                                                                    -----------
TOTAL ASSET-BACKED SECURITIES
               (cost $482,203) ...................................      495,929
                                                                    -----------
CORPORATE BONDS & NOTES 21.5%
AEROSPACE / DEFENSE 0.9%
    160,000      Raytheon Co.
                 6.75%, due 8/15/07 ..............................      173,750
                                                                    -----------
AUTO MANUFACTURERS 0.8%
     65,000   DaimlerChrysler NA Holding
                 Corp. 8.50%, due 1/18/31 ........................       73,464
     70,000   Ford Motor Co.
                 7.45%, due 7/16/31 ..............................       66,528
                                                                    -----------
                                                                        139,992
                                                                    -----------
BANKS 2.2%
    150,000  Bank of America Corp.
                 4.75%, due 10/15/06 .............................      155,272
    270,000   Fremont General Corp.
                 7.875%, due 3/17/09 .............................      267,300
                                                                    -----------
                                                                        422,572
                                                                    -----------
COMPUTERS 1.1%
    180,000   IBM Corp.
                 7.50%, due 6/15/13 ..............................      207,900
                                                                    -----------
DEFENSE 0.8%
    150,000   Boeing Capital Corp.
                 5.75%, due 2/15/07 ..............................      158,488
                                                                    -----------
PIA TOTAL RETURN
BOND FUND (CONTINUED)
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                         VALUE
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES 2.7%
$   150,000  Citigroup, Inc.
                 5%, due 3/6/07 ..................................   $  156,017

    165,000  General Electric Capital Corp.
                 5.875%, due 2/15/12 .............................      173,274

    170,000   Morgan Stanley
                 6.60%, due 4/1/12 ...............................      182,737
                                                                    -----------
                                                                        512,028
                                                                    -----------
DIVERSIFIED MANUFACTURING 1.2%
    200,000   Tyco International Group SA
                 6.75%, due 2/15/11 ..............................      215,186
                                                                    -----------
ELECTRIC 0.5%
     90,000   Southern California Edison Co.
                 6.65%, due 4/1/29 ...............................       91,497
                                                                    -----------
FOOD 0.4%
     75,000   Albertson's, Inc.
                 7.45%, 8/1/29 ...................................       80,874
                                                                    -----------
MEDIA 1.9%
     97,000   Comcast Cable Communications
                 Holdings, Inc.
                 8.375%, due 3/15/13 .............................      114,061

     85,000   Time Warner, Inc.
                 7.625%, due 4/15/31 .............................       92,114

    150,000   Viacom, Inc.
                 5.625%, due 5/1/07 ..............................      158,159
                                                                    -----------
                                                                        364,334
                                                                    -----------
MINING 0.9%
    160,000   Alcoa, Inc.
                 6.50%, due 6/1/11 ...............................      174,424
                                                                    -----------

                       See notes to financial statements

                                 PIA MUTUAL FUND
                     SCHEDULE OF INVESTMENTS - MAY 31, 2004
                                   (UNAUDITED)

PIA TOTAL RETURN
BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
OIL & GAS 1.8%
$   160,000   Anadarko Petroleum Corp.
                 5.375%, due 3/1/07 ..............................    $ 167,695
    155,000   Conoco, Inc.
                 6.95%, due 4/15/29 ..............................      170,150
                                                                    -----------
                                                                        337,845
                                                                    -----------
REAL ESTATE INVESTMENT TRUST 2.4%
    200,000   EOP Operating LP
              7.00%, due 7/15/11 .................................      217,896

    205,000   Prologis Trust
                 7.625%, due 7/1/17 ..............................      236,173
                                                                    -----------
                                                                        454,069
                                                                    -----------
RETAIL 1.2%
    200,000   Staples, Inc.
                 7.375%, due 10/1/12 .............................      224,552
                                                                    -----------
SAVINGS & LOANS 1.0%
    180,000   Washington Mutual, Inc.
                 4.375%, due 1/15/08 .............................      182,216
                                                                    -----------
TELECOMMUNICATIONS 1.7%
    150,000   Bellsouth Capital Funding
                 7.875%, due 2/15/30 .............................      174,676

    130,000   Verizon Global Fdg. Corp.
                 7.75%, due 12/1/30 ..............................      146,765
                                                                    -----------
                                                                        321,441
                                                                    -----------
TOTAL CORPORATE BONDS & NOTES
              (cost $4,008,207) ..................................    4,061,168
                                                                    -----------

PIA TOTAL RETURN
BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES 28.9%
COLLATERALIZED MORTGAGE OBLIGATIONS 4.4%
$   105,721   Blackrock Capital Financial
                 L.P. 1.9007%, due 3/25/37* ++ ...................   $  110,654
    291,377   FDIC Remic Trust
                 7.25%, 5/25/26 ..................................      291,559
    117,297   First Union Residential
              Securitization
                 7.00%, 4/25/25 ..................................      117,593
    306,232   Merrill Lynch Mortgage
              Investors, Inc.
                 7.03%, 6/15/21* .................................      316,024
                                                                    -----------
                                                                        835,830
                                                                    -----------
U.S. GOVERNMENT AGENCIES 24.5%
    889,290   FHLMC Pool B10834
                 4.50%, due 11/1/18 ..............................      870,870
    975,150   FHLMC Pool B11934
                 4.50%, due 1/1/19 ...............................      954,952
     40,071   FHLMC Series 1387 S
                 7.68%, due 10/15/07*+ ...........................        2,338
    100,000   FHLMC Series 1704 E
                 6.50%, due 3/15/09 ..............................      105,715
     54,406   FHLMC Series 1424 S
                 7.64%, due 11/15/22*+ ...........................        7,012
     381,554  FNMA Pool 661705
                 6.50%, due 8/1/32 ...............................      395,463
    568,731   FNMA Pool 555285
                 6.00%, due 3/1/33 ...............................      578,804
        616   FNMA Series 1992-12 SA
                 10.50%, due 1/25/22* ............................          666
  1,385,441   FNMA Pool 748710
                 5.50%, due 10/1/33 ..............................    1,374,993
    190,852   GNMA Pool 501569
                 7.50%, due 3/15/29 ..............................      205,088
    109,146   GNMA Pool 503603
                 7.00%, due 4/15/29 ..............................      115,588
                                                                    -----------
                                                                      4,611,489
                                                                    -----------

                       See notes to financial statements

                                 PIA MUTUAL FUND
                     SCHEDULE OF INVESTMENTS - MAY 31, 2004
                                   (UNAUDITED)


PIA TOTAL RETURN
BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

TOTAL MORTGAGE-BACKED SECURITIES
              (cost $5,500,346) ..................................  $ 5,447,319
                                                                    -----------
U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 42.1%
U.S. TREASURY BONDS 5.3%
$   992,000  U.S. Treasury Bond
              5.375%, 2/15/31 ....................................      995,992
                                                                    -----------
U.S. TREASURY NOTES 36.8%
    970,000   U.S. Treasury Note
                 7.875%, due 11/15/05 ............................    1,021,191
  1,560,000   U.S. Treasury Note
                 2.00%, 5/15/06 ..................................    1,545,132
  3,475,000   U.S. Treasury Note
                 3.00%, 2/15/09 ..................................    3,362,879
  1,040,000   U.S. Treasury Note
                 4.25%, 8/15/13 ..................................    1,011,401
                                                                    -----------
                                                                      6,940,603
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES
              (cost $8,107,484) ..................................    7,936,595
                                                                    -----------


                                PIA TOTAL RETURN
                             BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS 4.2%
$   465,850   First American Treasury
                 Obligations Fund ................................   $  465,850
                                                                    -----------
    328,000   U.S. Bank, N.A. repurchase
                agreement, 0.80%, dated 5/28/04,
                due 6/1/04, repurchase price
                $328,029 (collateralized
                by GNMA Series 2003-112 FG,
                2.50%, due 12/16/33) .............................      328,000
                                                                    -----------

TOTAL SHORT-TERM INVESTMENTS
           (cost $793,850) .......................................      793,850
                                                                    -----------

TOTAL INVESTMENTS
           (cost $18,892,090) .........................      99.3%   18,734,861
OTHER ASSETS LESS LIABILITIES .........................       0.7%      135,124
                                                                    -----------
TOTAL NET ASSETS ......................................     100.0%  $18,869,985
                                                                    ===========

   * Variable rate note. Rate shown reflects the rate in effect at May 31, 2004. + Interest only security.
  ++ Security was purchased August 17, 1999 under Rule 144A of the Securities
     Act of 1933. As of May 31, 2004, the security had a cost of $101,360 and a value of $110,654 (0.6% of net assets).


                       See notes to financial statements

                                 PIA MUTUAL FUND
                     SCHEDULE OF INVESTMENTS - MAY 31, 2004
                                   (UNAUDITED)

PIA EQUITY FUND
--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON STOCKS 92.7%
AUTO PARTS & EQUIPMENT 2.3%
      5,000      China Yuchai International Ltd. .................    $  89,800
                                                                    -----------

BIOTECHNOLOGY 4.2%
     18,600   CryoLife, Inc.* ....................................       94,860
      3,000   Nektar Therapeutics* ...............................       64,470
                                                                    -----------
                                                                        159,330
                                                                    -----------
CHEMICALS 1.9%
      2,000   Cabot Corp. ........................................       71,880
                                                                    -----------
COAL 2.6%
      2,000   Peabody Energy Corp. ...............................       99,480
                                                                    -----------

COMMERCIAL SERVICES 4.9%
      2,000      Rent-A-Center, Inc.* ............................       59,100
      5,000      SOURCECORP, Inc.* ...............................      128,400
                                                                    -----------
                                                                        187,500
                                                                    -----------
COMPUTERS 2.1%
      8,500   Dot Hill Systems Corp.* ............................       80,750
                                                                    -----------

DIVERSIFIED FINANCIAL SERVICES 2.1%
      5,000   Education Lending Group, Inc.* .....................       80,450
                                                                    -----------
ELECTRICAL COMPO. AND EQUIPMENT 6.7%
      2,000   American Power Conversion Corp. ....................       36,200
     15,000   GrafTech International Ltd.* .......................      142,500
      1,700   Hubbell, Inc. ......................................       76,194
                                                                    -----------
                                                                        254,894
                                                                    -----------
ELECTRONICS 6.7%
      5,775   AU Optronics Corp. ADR .............................      123,354
      3,000   Varian, Inc.* ......................................      133,500
                                                                    -----------
                                                                        256,854
                                                                    -----------
PIA EQUITY FUND (CONTINUED)
-------------------------------------------------------------------------------
SHARES                                                                   VALUE
-------------------------------------------------------------------------------

ENTERTAINMENT 7.4%
      3,000   Cedar Fair, L.P. ...................................    $  97,980
     10,000   Scientific Games Corp.* ............................      185,200
                                                                    -----------
                                                                        283,180
                                                                    -----------
HEALTH CARE PRODUCTS 1.4%
      6,000   North American Scientific, Inc.* ...................       53,700
                                                                    -----------
HEALTH CARE SERVICES 2.8%
      3,500   Inveresk Research Group, Inc.* .....................      105,280
                                                                    -----------

HOUSEHOLD PRODUCTS 1.8%
      2,000   Helen of Troy Ltd.* ................................       66,860
                                                                    -----------
INSURANCE 1.5%
      3,000   Conseco, Inc.* .....................................       56,820
                                                                    -----------
INTERNET 4.3%
     15,000   Chordiant Software, Inc.* ..........................       58,050
     10,000   Sapient Corp.* .....................................       60,000
     30,000   Verso Technologies, Inc.* ..........................       47,550
                                                                    -----------
                                                                        165,600
                                                                    -----------
MACHINERY 2.3%
      2,000   The Stanley Works ..................................       87,100
                                                                    -----------
OIL & GAS 1.8%
      3,000   Maverick Tube Corp.* ...............................       69,000
                                                                    -----------
PHARMACEUTICALS 8.9%
      4,000   Accredo Health, Inc.* ..............................      145,520
     10,000   Discovery Laboratories, Inc.* ......................      109,400
      2,000   VCA Antech, Inc.* ..................................       86,000
                                                                    -----------
                                                                        340,920
                                                                    -----------



                       See notes to financial statements

                                 PIA MUTUAL FUND
                     SCHEDULE OF INVESTMENTS - MAY 31, 2004
                                   (UNAUDITED)

PIA EQUITY FUND (CONTINUED)
--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

RETAIL 18.0%
     15,000   CKE Restaurants, Inc.* .............................    $ 151,800
      4,000   Jo-Ann Stores, Inc.* ...............................      114,520
      5,000   Pep Boys - Manny, Moe & Jack. ......................      122,450
      5,000   Ryan's Family Steak Houses, Inc.* ..................       84,150
      3,000   The Sports Authority, Inc.* ........................      102,300
      4,000   Tuesday Morning Corp.* .............................      114,200
                                                                    -----------
                                                                        689,420
                                                                    -----------
TELECOMMUNICATIONS 3.0%
     11,000   PTEK Holdings, Inc.* ...............................      115,390
                                                                    -----------
TRANSPORTATION 6.0%
      7,000   Central Freight Lines, Inc.* .......................       89,600
      6,100   SCS Transportation, Inc.* ..........................      138,775
                                                                    -----------
                                                                        228,375
                                                                    -----------
TOTAL COMMON STOCKS
              (cost $3,368,691) ..................................    3,542,583
                                                                    -----------

PIA EQUITY FUND (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS 11.3%
$   151,914   First American Treasury
              Obligations Fund ...................................    $ 151,914

     281,000  U.S. Bank, N.A. repurchase
              agreement, 0.80%, dated 5/28/04, due
              6/1/04, repurchase price $281,025
              (collateralized by GNMA Series 2003-112 FG,
              2.50%, due 12/16/33) ...............................      281,000

TOTAL SHORT-TERM INVESTMENTS
              (cost $432,914) ....................................      432,914

TOTAL INVESTMENTS
              (cost $3,801,605) ......................      104.0%    3,975,497

LIABILITIES LESS OTHER ASSETS ........................      (4.0)%     (151,821)
NET ASSETS ...........................................      100.0%   $3,823,676

     * Non-income producing security.


                       See notes to financial statements



                                 PIA MUTUAL FUND
              STATEMENTS OF ASSETS AND LIABILITIES - MAY 31, 2004
                                   (UNAUDITED)

                                                                    SHORT-TERM        TOTAL
                                                                    GOVERNMENT        RETURN
                                                                  SECURITIES FUND    BOND FUND      EQUITY FUND
                                                                  ---------------------------------------------
ASSETS:
  Investments in securities, at value (cost $48,310,766,
    $18,892,090 and $3,801,605, respectively) ..................   $ 48,193,948    $ 18,734,861    $  3,975,497
  Interest and dividends receivable ............................        150,906         165,482           3,178
  Due from investment adviser ..................................          4,331           6,699           5,920
  Prepaid expenses and other assets ............................         17,032          14,906           8,184
                                                                   ------------    ------------    ------------
    Total assets ...............................................     48,366,217      18,921,948       3,992,779
                                                                   ------------    ------------    ------------
LIABILITIES:
  Payable for securities purchased .............................           --              --           143,538
  Payable for fund shares redeemed .............................            448            --              --
  Dividends payable ............................................          7,027           2,925            --
  Accrued distribution fees ....................................         24,386          22,098           4,273
  Accrued expenses and other liabilities .......................         31,164          26,940          21,292
                                                                   ------------    ------------    ------------
    Total liabilities ..........................................         63,025          51,963         169,103
                                                                   ------------    ------------    ------------
    Net Assets .................................................   $ 48,303,192    $ 18,869,985    $  3,823,676
                                                                   ============    ============    ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, no par value;
    unlimited shares authorized ................................   $ 49,132,233    $ 20,856,154    $  4,092,946
  Undistributed net investment loss ............................       (145,557)         (8,382)        (39,037)
  Undistributed net realized loss on investments ...............       (566,666)     (1,820,558)       (404,125)
  Net unrealized appreciation (depreciation) on investments ....       (116,818)       (157,229)        173,892
                                                                   ------------    ------------    ------------
  Net Assets ...................................................   $ 48,303,192    $ 18,869,985    $  3,823,676
                                                                   ============    ============    ============

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE ...................................   $      10.07    $      18.39    $      20.74
                                                                   ------------    ------------    ------------
SHARES OUTSTANDING .............................................      4,796,463       1,026,180         184,390
                                                                   ============    ============    ============


                       See notes to financial statements

                                 PIA MUTUAL FUND
            STATEMENTS OF OPERATIONS - SIX MONTHS ENDED MAY 31, 2004
                                   (UNAUDITED)

                                                                            SHORT-TERM       TOTAL
                                                                            GOVERNMENT       RETURN
                                                                          SECURITIES FUND   BOND FUND    EQUITY FUND
                                                                          -------------------------------------------
INVESTMENT INCOME:
  Interest ........................................................         $ 692,098       $ 745,916       $   1,450
  Dividends (net of foreign withholding taxes of $0, $0
    and $490, respectively) .......................................              --              --            10,950
                                                                            ---------       ---------       ---------
    Total investment income .......................................           692,098         745,916          12,400
                                                                            ---------       ---------       ---------
EXPENSES:
  Investment advisory fees ........................................            61,461          56,898          20,576
  Fund administration and accounting fees .........................            35,592          31,238          31,253
  Distribution fees ...............................................            30,730          18,966          10,288
  Professional fees ...............................................            15,022          14,521          17,061
  Transfer agent fees and expenses ................................            14,277          10,317           9,409
  State registration fees .........................................            12,145           9,385           6,403
  Custody fees ....................................................             6,283           6,582           2,861
  Reports to shareholders .........................................             3,186           1,974           1,040
  Trustees' fees ..................................................             1,305           1,306           1,305
  Other expenses ..................................................             8,626           7,357           1,356
                                                                            ---------       ---------       ---------
    Total expenses ................................................           188,627         158,544         101,552
Less: Expense reimbursement from adviser ..........................           (81,085)        (71,409)        (50,115)
                                                                            ---------       ---------       ---------
  Net expenses ....................................................           107,542          87,135          51,437
                                                                            ---------       ---------       ---------
  Net investment income (loss) ....................................           584,556         658,781         (39,037)
                                                                            ---------       ---------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments .........................               870        (756,464)        195,207
  Net change in unrealized appreciation/depreciation on
    investments ...................................................          (251,208)        646,575        (545,552)
                                                                            ---------       ---------       ---------
    Net loss on investments .......................................          (250,338)       (109,889)       (350,345)
                                                                            ---------       ---------       ---------
  Net increase (decrease) in net assets resulting from operations .         $ 334,218       $ 548,892       $(389,382)
                                                                            =========       =========       =========

                       See notes to financial statements

PIA MUTUAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                            SHORT-TERM                    TOTAL
                                                            GOVERNMENT                   RETURN
                                                         SECURITIES FUND                BOND FUND                  EQUITY FUND
                                                 -----------------------------------------------------------------------------------
                                                    Six months                 Six months                  Six months
                                                      ended      Year ended       ended      Year ended       ended      Year ended
                                                  May 31, 2004     Nov. 30,   May 31, 2004    Nov. 30,     May 31, 2004    Nov. 30,
                                                    (Unaudited)      2003      (Unaudited)      2003       (Unaudited)      2003
                                                 -----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                       $ 584,556   $1,496,259      $ 658,781   $ 2,186,251     $ (39,037)   $ (45,011)
  Net realized gain (loss) on investments                  870       49,059       (756,464)      261,255       195,207       31,592
  Net change in unrealized appreciation/
    depreciation on investments                       (251,208)    (347,660)       646,575      (84,268)      (545,552)     986,957
  Increase from payment by affiliate                       --            --            --           --            --         12,463
                                                    ----------   ----------     ----------    ----------    ----------   ----------
  Net increase (decrease) in net assets
    resulting from operations                          334,218    1,197,658        548,892     2,363,238      (389,382)     986,001
                                                    ----------   ----------     ----------    ----------    ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS:
  Dividends from net investment income                (744,045)  (2,042,954)      (678,831)   (2,341,924)         --           --
  Distributions from net realized gains                    --      (140,009)    (1,247,561)   (1,033,152)         --           --
                                                    ----------   ----------     ----------    ----------    ----------   ----------
  Total distributions                                 (744,045)  (2,182,963)    (1,926,392)   (3,375,076)         --           --
                                                    ----------   ----------     ----------    ----------    ----------   ----------
FUND SHARE TRANSACTIONS:
  Net proceeds from shares sold                     16,695,888   33,360,344     14,478,000    11,868,850        79,858      881,252
  Distributions reinvested                             686,368    2,073,600      1,862,183     3,277,906           --            --
  Payment for shares redeemed                      (38,150,893) (37,709,903   (35,144,112)   (35,091,670)     (213,897)  (1,859,687)
                                                    ----------   ----------     ----------    ----------    ----------   ----------
  Net decrease in net assets
    from fund share transactions                   (20,768,637)  (2,275,959)   (18,803,929)  (19,944,914)     (134,039)    (978,435)
                                                    ----------   ----------     ----------    ----------    ----------   ----------

  Total increase (decrease) in net assets          (21,178,464)  (3,261,264)    20,181,429)  (20,956,752)     (523,421)       7,566

NET ASSETS, BEGINNING OF PERIOD                     69,481,656   72,742,920)    39,051,414    60,008,166     4,347,097    4,339,531
                                                    ----------   ----------     ----------    ----------    ----------   ----------
NET ASSETS, END OF PERIOD                          $48,303,192  $69,481,656    $18,869,985   $39,051,414   $ 3,823,676  $ 4,347,097
                                                    ==========   ==========     ==========    ==========    ==========   ==========
TRANSACTIONS IN SHARES:
   Shares sold                                       1,643,213    3,259,164        765,677       603,184         3,585       43,123

  Shares issued on reinvestment of                      67,752      202,852         98,442       167,382           --            --
    distributions
  Shares redeemed                                   (3,759,598)  (3,687,634)    (1,849,962)   (1,772,000)       (9,841)    (116,898)
                                                    ----------   ----------     ----------    ----------    ----------   ----------
  Net decrease in shares outstanding                (2,048,633)   (225,618)       (985,843)   (1,001,434)       (6,256)     (73,775)
                                                    ==========   ==========     ==========    ==========    ==========   ==========


                       See notes to financial statements

                                 PIA MUTUAL FUND
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004
                                   (UNAUDITED)

NOTE 1. ORGANIZATION
   PIA Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of five portfolios: the OCM Gold Fund, the PIA Equity Fund, the PIA Short-Term Government Securities Fund, the PIA Total Return Bond Fund and the PIA BBB Bond Fund (collectively, the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for each of the Funds presented herein are: the PIA Short-Term Government Securities Fund (the "Short-Term Government Fund"), to provide investors a high level of current income, consistent with low volatility of principal through investing in short-term, adjustable rate and floating rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; the PIA Total Return Bond Fund (the "Total Return Bond Fund"), to maximize total return through investing in bonds while minimizing risk as compared to the market; and the PIA Equity Fund (the "Equity Fund"), long-term growth of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

     SECURITY VALUATION - Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market.

     REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time a Fund purchases a security, the Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. On a daily basis, the Funds' custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Funds under each repurchase agreement. All securities are held by the Funds' custodian.

     FEDERAL INCOME TAXES - It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for income taxes has been recorded.

     EXPENSES - Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The Short-Term Government Fund and the Total Return Bond Fund each distribute substantially all net investment income monthly and all net realized gains annually. The Equity Fund distributes substantially all of its net investment income and its net realized gains annually. The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                                 PIA MUTUAL FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 (CONTINUED)
                                   (UNAUDITED)

NOTE 3. INVESTMENT ADVISORY AGREEMENT
     The Funds have investment advisory agreements with Pacific Income Advisers, Inc. ("PIA") whereby each Fund pays PIA a fee, computed daily and payable monthly. The Short-Term Government Fund and the Total Return Bond Fund pay fees calculated at an annual rate of 0.20% and 0.30%, respectively, of their average daily net assets. The Equity Fund pays fees calculated at the following annual rate based upon its average daily net assets:

                ASSETS                                              FEE RATE
                $0 to $50 million ..............................     1.000%
                $50 million to $75 million .....................     0.875%
                $75 million to $100 million ....................     0.750%
                $100 million to $150 million ...................     0.625%
                $150 million to $250 million ...................     0.500%
                Over $250 million ..............................     0.375%

     For the six-month period ended May 31, 204, PIA voluntarily agreed to limit the total expenses of the Short-Term Government Fund and the Equity Fund to an annual rate of 0.35% and 2.50%, respectively, of average daily net assets. For the period December 1, 2003 to March 28, 2004, PIA voluntarily agreed to limit the total expenses of the Total Return Bond Fund to an annual rate of 0.45% of average daily net assets. Beginning March 29, 2004, PIA voluntarily agreed to limit the total expenses of the Total Return Bond Fund to 0.50% of average daily net assets.

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan authorizes each of the Funds to reimburse the distributor for marketing expenses incurred in distributing shares of the Fund, including the cost of printing sales material and making payments to dealers in the Fund's shares, in any fiscal year, subject to a limit of 0.10% of average daily net assets for the Short-Term Government Fund, 0.10% of average daily net assets for the Total Return Bond Fund and 0.50% of average daily net assets for the Equity Fund.

     Syndicated Capital, Inc. serves as the Distributor of each Fund's shares. The President and sole shareholder of the Distributor is also a Trustee of the Trust. During the six-month period ended May 31, 2004, the Distributor earned $15,048, $5,517 and $310 from commissions on sales of the Short-Term Government Fund's, Total Return Bond Fund's and the Equity Fund's capital stock, respectively.

NOTE 5. PURCHASES AND SALES OF SECURITIES
     Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six-month period ended May 31, 2004 were:


                                                    Purchases        Sales
                                                   ------------  ------------
Short-Term Government Fund ...................     $    --      $  11,882,046
Total Return Bond Fund .......................      15,231,306     19,554,666
Equity Fund ..................................       3,302,711      3,172,967

Purchases and sales of U.S. government obligations for the six-month period ended May 31, 2004 were:
                                                    Purchases        Sales
                                                   ------------  ------------
Short-Term Government Fund ...................     $      --     $   2,000,000
Total Return Bond Fund .......................      46,316,426      58,729,048
Equity Fund ..................................            --             --

                                 PIA MUTUAL FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 (CONTINUED)
                                   (UNAUDITED)

NOTE 6. FEDERAL INCOME TAX INFORMATION
   At May 31, 2004, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

                                                           Short-Term         Total
                                                           Government         Return
                                                              Fund          Bond Fund       Equity Fund
                                                          ------------     ------------     ------------
        Cost of Investments ......................        $ 48,310,766      $18,998,560     $  3,819,664
                                                          ===========       ===========     ============
        Unrealized appreciation ..................        $     72,602      $   183,832     $    503,423
        Unrealized depreciation ..................            (189,420)        (447,531)        (347,590)
                                                          ------------      -----------     ------------
        Net unrealized appreciation
          (depreciation) on investments ..........        $  (116,818)      $  (263,699)    $    155,833
                                                          ===========       ===========     ============

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

     The tax character of distributions paid during the fiscal year ended November 30, 2003 and November 30, 2002 was as follows:

                                              Short-Term                      Total Return
                                             Government Fund                   Bond Fund                        Equity Fund
                                  Nov. 30, 2003    Nov. 30, 2002    Nov. 30, 2003   Nov. 30, 2002    Nov. 30, 2003   Nov. 30, 2002
                                  ------------------------------    ------------------------------   ------------------------------
        Ordinary income           $   2,105,329   $   2,381,143     $   3,161,247   $   3,142,554     $       --      $         --
        Net long-term capital
         gains                           77,634             --            213,829         117,751             --             25,959
                                  -------------   -------------     -------------   -------------     -------------   -------------
        Total distributions       $   2,182,963   $   2,381,143     $   3,375,076   $   3,260,305     $       --      $      25,959
                                  =============   =============     =============   =============     =============   =============

        As of November 30, 2003 the components of accumulated earnings on a tax basis were as follows:

                                                                   Short-Term       Total
                                                                   Government      Return
                                                                      Fund        Bond Fund     Equity Fund
                                                                 ------------   ------------    ------------
        Undistributed ordinary income                            $    13,932    $   136,221     $       --
        Undistributed long-term gains                                     --      1,133,700             --
                                                                 -----------    -----------     -----------
        Tax accumulated earnings                                      13,932      1,269,921             --
        Accumulated capital and other losses                        (567,536)      (699,287)       (565,757)
        Unrealized appreciation (depreciation)
           on investments                                            134,390     (1,179,303)        685,869
                                                                 -----------    -----------     -----------
        Total accumulated earnings (deficit)                     $  (419,214)   $  (608,669)    $   120,112
                                                                 ===========    ===========     ===========


     At November 30, 2003, the Short-Term Government and Equity Fund had accumulated capital loss carryforwards of $525,317 and $504,920, respectively, of which $0 and $447,909 respectively, expire in the year 2010 and $525,317 and $57,011 respectively, expire in the year 2011. To the extent the Short-Term Government and Equity Fund realizes future net capital gains, those gains will be offset by any available capital loss carry-forward. At November 30, 2003, the Short-Term Government, Total Return Bond Fund and the Equity Fund had net realized capital losses from transactions between November 1, 2003 and November 30, 2003 of $42,219, $699,287 and $60,837, respectively. Post-October capital losses for tax purposes are deferred and will be recognized in 2004 and are included in tax accumulated earnings for the Short-Term Government, Total Return Bond and Equity Funds.

                                 PIA MUTUAL FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 (CONTINUED)
                                   (UNAUDITED)

NOTE 7. OFFERING PRICE PER SHARE
     Prior to March 29, 2004, a maximum front-end sales charge of 4.50% was imposed on purchases of shares of the Equity Fund. For the period from December 1, 2003 to March 28, 2004, the Trust was advised that the Distributor received $250 from sales of the Equity Fund's shares.

NOTE 8. PROXY VOTING POLICIES AND PROCEDURES
     A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 800-251-1970 and on the Securities and Exchange Commission's website at http://www.sec.gov.



                                PIA MUTUAL FUND
                     SHORT-TERM GOVERNMENT SECURITIES FUND
                              FINANCIAL HIGHLIGHTS


                                             Six Months
                                                Ended    Year Ended  Year Ended  Year Ended Year Ended  Year Ended
                                             May 31, 2004  Nov. 30,   Nov. 30,    Nov. 30,    Nov. 30,   Nov. 30,
                                             (Unaudited)    2003       2002        2001        2000       1999
                                            ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ........  $  10.15   $  10.29   $  10.36    $  10.12   $   10.07   $  10.38
                                               --------   --------   --------    --------   ---------   --------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income .......................      0.10       0.20       0.36        0.52        0.66       0.55
Net realized and unrealized gain
  (loss) on investments .....................     (0.05)     (0.04)     (0.07)       0.25        0.05      (0.25)
                                               --------   --------   --------    --------   ---------   --------
Total from investment operations ............      0.05       0.16       0.29        0.77        0.71       0.30
                                               --------   --------   --------    --------   ---------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income ........     (0.13)     (0.28)     (0.35)      (0.52)      (0.66)     (0.55)
Distribution from net realized gains ........      --        (0.02)     (0.01)       --          --        (0.06)
Tax return of capital .......................      --          --         --        (0.01)       --         --
                                               --------   --------   --------    --------   ---------   --------
Total distributions .........................     (0.13)     (0.30)     (0.36)      (0.53)      (0.66)     (0.61)
                                               --------   --------   --------    --------   ---------   --------
Net asset value, end of period ..............  $  10.07   $  10.15   $  10.29    $  10.36   $   10.12   $  10.07
                                               ========   ========   ========    ========   =========   ========

TOTAL RETURN ................................      0.47%++    1.56%      2.87%       7.74%       7.30%      3.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........   $48,303    $69,482    $72,743     $71,141     $47,191     $47,455
Ratio of expenses to average net assets:
  Net of waivers and reimbursements .........      0.35%+     0.35%      0.35%       0.33%       0.30%      0.30%
  Before waivers and reimbursements .........      0.61%+     0.59%      0.58%       0.46%       0.48%      0.47%
Ratio of net investment income to
  average net assets:
  Net of waivers and reimbursements .........      1.90%+     1.99%      3.16%       4.97%       6.49%      5.40%
  Before waivers and reimbursements .........      1.64%+     1.75%      2.93%       4.84%       6.31%      5.23%
Portfolio turnover rate .....................         0%++      74%       185%        121%         89%       110%

+  Annualized for periods less than one year.
++ Not annualized for periods less than one year.

                        See notes to financial statements





                                PIA MUTUAL FUND
                             TOTAL RETURN BOND FUND
                              FINANCIAL HIGHLIGHTS


                                             Six Months
                                               Ended     Year Ended Year Ended  Year Ended Year Ended  Year Ended
                                             May 31, 2004  Nov. 30,    Nov. 30,    Nov. 30,   Nov. 30,    Nov. 30,
                                             (Unaudited)   2003        2002        2001       2000        1999
                                             ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ........   $ 19.41    $ 19.91   $  20.15    $  19.23    $  18.92   $  20.27
                                                -------    -------   --------    --------    --------   --------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income .......................      0.34       0.94       0.94        1.13        1.24       1.16
Net realized and unrealized gain
  (loss) on investments .....................     (0.36)     (0.05)     (0.13)       0.93        0.31      (1.31)
                                                -------    -------   --------    --------    --------   --------
Total from investment operations ............     (0.02)      0.89       0.81        2.06        1.55      (0.15)
                                                -------    -------   --------    --------    --------   --------

LESS DISTRIBUTIONS:
Dividends from net investment income ........     (0.36)     (1.00)     (0.91)      (1.14)      (1.24)     (1.16)
Distribution from net realized gains ........     (0.64)     (0.39)     (0.14)       --          --        (0.04)
                                                -------    -------   --------    --------    --------   --------
Total distributions .........................     (1.00)     (1.39)     (1.05)      (1.14)      (1.24)     (1.20)
                                                -------    -------   --------    --------    --------   --------

Net asset value, end of period ..............   $ 18.39    $ 19.41   $  19.91    $  20.15    $  19.23   $  18.92
                                                =======    =======   ========    ========    ========   ========


TOTAL RETURN ................................     (0.19)%++   4.60%      4.17%      10.94%       8.54%     (0.74)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........   $18,870    $39,051    $60,008     $59,473     $34,545    $29,652
Ratio of expenses to average net assets:
Net of waivers and reimbursements ...........      0.46%+     0.45%      0.45%       0.43%       0.40%      0.40%
Before waivers and reimbursements ...........      0.84%+     0.73%      0.70%       0.55%       0.61%      0.63%
Ratio of net investment income to
  average net assets:
Net of waivers and reimbursements ...........      3.47%++    4.69%      4.76%       5.61%       6.61%      6.06%
Before waivers and reimbursements ...........      3.09%++    4.41%      4.51%       5.49%       6.40%      5.83%
Portfolio turnover rate .....................       192%+      190%       297%        134%         46%       104%

+  Annualized for periods less than one year.
++ Not annualized for periods less than one year.


                        See notes to financial statements



                                PIA MUTUAL FUND
                                PIA EQUITY FUND
                              FINANCIAL HIGHLIGHTS


                                              Six Months
                                                Ended    Year Ended Year Ended  Year Ended  Year Ended  Year Ended
                                             May 31, 2004  Nov. 30,    Nov. 30,    Nov. 30,   Nov. 30,    Nov. 30,
                                             (Unaudited)   2003        2002        2001       2000        1999
                                            -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period           $  22.80    $ 16.41   $  19.44    $  20.46     $ 17.68   $  17.54
                                               --------    -------   --------    --------     -------   --------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      (0.21)     (0.24)     (0.23)      (0.03)       0.01       0.05
Net realized and unrealized gain
  (loss) on investments                           (1.85)      6.56      (2.70)       1.01        2.77       1.83
Payment by affiliate                                --        0.07       --          --         --          --
                                               --------    -------   --------    --------     -------   --------
Total from investment operations                  (2.06)      6.39      (2.93)       0.98        2.78       1.88
                                               --------    -------   --------    --------     -------   --------

DISTRIBUTIONS AND OTHER:
Dividends from net investment income                --         --        --         (0.02)      --         (0.08)
Distribution from net realized gains                --         --       (0.10)      (1.98)      --         (1.66)
                                               --------    -------   --------    --------     -------   --------
Total distributions and other                       --         --       (0.10)      (2.00)      --         (1.74)
                                               --------    -------   --------    --------     -------   --------

Net asset value, end of period                 $  20.74    $ 22.80   $  16.41    $  19.44     $ 20.46   $  17.68
                                               ========    =======   ========    ========     =======   ========

TOTAL RETURN                                      (9.04)%^    38.94%+  (15.08)%      4.63%      15.72%     12.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  3,824    $ 4,347   $  4,340    $  5,605     $ 3,318   $  2,072
Ratio of expenses to average net assets:
Net of waivers and reimbursements                  2.50%++    2.24%      1.80%       1.80%       1.80%      1.80%
Before waivers and reimbursements                  4.94%++    5.29%      3.41%       2.86%       3.72%      5.36%
Ratio of net investment income (loss) to
  average net assets:
Net of waivers and reimbursements                 (1.90)%++  (1.27)%    (1.11)%     (0.11)%      0.10%      0.30%
Before waivers and reimbursements                 (4.34)%++  (4.32)%    (2.72)%     (1.17)%     (1.82)%    (3.26)%
Portfolio turnover rate                              88%^      224%       220%        186%        526%       276%

+ For the year ended November 30, 2003, 0.37% of the Fund's total return relates to payment by affiliate.
++ Annualized for periods less than one year.
^  Not annualized for periods less than one year.




                        See notes to financial statements



                                 PIA Mutual Fund
                                Distributed by:
                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                 OCM GOLD FUND



                                  A PIA MUTUAL
                                 FUND PORTFOLIO
















                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)
                                  MAY 31, 2004

      "TIMING IS NOT ONE OF THE IMPORTANT ELEMENTS OF SUCCESSFUL INVESTING; IT IS THE MOST IMPORTANT FACTOR. THERE ARE GOOD AND BAD TIMES TO BUY ALL INVESTMENTS. THE KEY IS TO BUY VALUE WHEN FEW OTHER PEOPLE WANT TO BUY. LARGE FORTUNES HAVE BEEN MADE BY MEN WHO HAVE THE KNOWLEDGE TO BUY VALUE - WHICH INVOLVES THE CRITICAL ISSUE OF TIMING - AND TO HAVE THE PATIENCE AND COURAGE TO STAY WITH THE LONG-TERM TREND."


                                                       J. Paul Getty (1892-1976)



Dear Fellow Shareholder:

Market anticipation the Federal Reserve would change its interest rate policy in response to stronger economic growth and inflationary pressures prompted the dollar to rally off its lows and speculative money flows to exit the gold and gold share markets in the first half of 2004. Gold traded in a range of $373 to $428 over the period, ending June 30th at $395, down 5.3% from year end. Your fund's NAV declined 22.63% over the six month period (22.75% for the fiscal period ending May 31, 2004). The Philadelphia Gold and Silver Index of gold shares declined 20.28% over the corresponding period (17.62% for the six months ending May 31, 2004). Despite the recent sell-off in gold and gold shares, we remain convinced the current economic and geopolitical environment favors higher gold prices and a lower U.S. dollar.

The fiscal and monetary policies employed by Washington to fight the post bubble deflationary pressures have successfully generated inflation and debasement of the US dollar. Through the first six months of 2004, the inflation rate was running at a 4.8% annual rate as measured by the CPI (which tends to understate actual price increases). With short-term interest rates at 1%, real interest rates were a negative 3.8%. In order for the Federal Reserve to move to a neutral interest rate stance where short-term rates match the inflation rate, the Fed would need to raise rates approximately 3%. While the Federal Reserve lifted the Fed Funds rate 1/4% in June to show it is "on the job", it appears the Fed faces a policy dilemma going forward. The low interest rate environment created enormous demand for debt, much of it with adjustable rates. If the Fed raises rates too quickly it could find itself collapsing not only economic activity, but more importantly, real estate values and the collateral value of the multi-trillion dollar mortgage backed securities market. On the other hand, if it fails to squelch inflationary pressures, its credibility will be lost and the US dollar will fall as foreigners become unwilling to finance the US current account and budget deficits on favorable terms.

A look at the rapid growth of the money supply as measured by M-3 since 1996 (see chart), it is apparent that the fuel necessary to ignite inflationary pressures is in the system. Global central banks have aided the cause with expansive monetary policies, particularly the Asian central banks. In an effort to maintain currency parity to foster exports, Asian central banks, most notably China and Japan, have sold their own currencies and bought U.S. dollars. Foreign exchange assets of Asian central banks have swelled to $2.1 trillion, up from $790 billion in 1998. The flood of printing press money has enabled global economic growth, particularly in large population countries China and India. Consequently, upward pressure on commodity prices has been widespread from grains to metals.

                          M-3 Money Supply ($Billions)


[GRAPHIC DELETED]


NEED PLOT POINTS

We believe the most likely scenario is for the Federal Reserve to stay behind the inflation curve because it is afraid of collapsing the debt structure. Should economic activity wane, deflationary fears will once again drive the Fed to aggressively turn on the money spigot. Market confidence in the Federal Reserve's ability to conduct sound monetary policy will, in our opinion, dissipate as the market understands Fed policy has been boxed in by high debt levels. The confidence that former Fed Chairman Paul Volker restored to central banking by fighting the inflation of the 1970's most likely reached its pinnacle with the knighting of Alan Greenspan by the Queen of England in 2002. Since gold is the reciprocal of confidence in central banking and financial assets, erosion of confidence in central banking should propel gold prices higher as it did in the 1970's.

In addition to confidence in the Fed waning, the economic fundamentals of the United States point to the dollar continuing to trend lower, in our opinion. The U.S. budget deficit is presently running at $450 to $500 billion annually. Total U.S. debt now tops an unprecedented 300% of GDP. Equally troublesome is the growing U.S. current account deficit that is presently over 5% of GDP, a level that has caused other countries to have currency crises.

The current account deficit is growing at $50 to $75 billion per year and it must be financed. The respected Bridgewater Associates in a memo to clients put it best: "THE FINANCES OF COUNTRIES WORK SIMILARLY TO THOSE OF COMPANIES AND INDIVIDUALS - I.E., ONE CAN'T INDEFINITELY SUSTAIN ONE'S LIVING STANDARDS ON BORROWED MONEY BECAUSE LENDERS DON'T ONLY WANT TO INCREASE THEIR LENDING; THEY EXPECT TO BE PAID BACK WITH A PROFIT. THEY EXPECT TO SELL

FINANCIAL INVESTMENTS AND CONVERT THEM INTO GOODS AND SERVICES, AND LENDERS ARE EXPECTING TO BE PAID BACK IN GOODS AND SERVICES. THE MAJOR DIFFERENCE BETWEEN COUNTRIES ON THE ONE HAND, AND COMPANIES AND INDIVIDUALS ON THE OTHER, IS THAT COUNTRIES CAN MANUFACTURE THE MONEY WITH WHICH THEY PAY BACK THEIR DEBT. IN OUR OPINION, THE UNITED STATES IS APPROACHING A DEBT/BALANCE-OF-PAYMENTS CRISIS OF SORTS, AND IT WILL DEAL WITH THIS SITUATION VIA THE INCREASED PRODUCTION OF DOLLAR DENOMINATED LIQUIDITY. THIS IS BEARISH FOR THE DOLLAR AND BONDS AND BULLISH FOR GOLD. WE EXPECT THIS MOVE TO BE RELATIVELY GRADUAL OVER THE NEXT YEAR AND MUCH MORE ACUTE IN 2005."

The United States is not only facing daunting economic issues that affect the value of the dollar; it is waging a chronic war against Islamic fundamentalists that are hoping to bring the U.S. to its knees, both morally and economically. Islamic terrorists have no intention of letting the United States maintain a presence in Iraq for access to Iraqi oil and to spread Western culture. Further, terrorist networks are working toward overthrowing the monarchy in Saudi Arabia in order to disrupt oil flow and the world economy. A successful economic terrorist act could have far reaching consequences for the overleveraged U.S. economy.

GOLD MINING INDUSTRY

Despite higher gold prices, gold production of the senior gold producers declined through the first six months of 2004. Overall South African production declined 8.3% year over year as a 21% appreciation in the rand versus the dollar and higher costs placed over half of the mines in a loss making position. Gold production in South Africa, the world's largest producer, is at a 51 year low. In North America mines processed lower grade ore in order to extend mine life. Fears of rising gold prices causing a glut of new production are unfounded, in our opinion. The gold mining industry is clearly challenged to maintain existing production levels and replace the 100 million ounces of mined reserves lost to depletion each year.

Merger activity among intermediate producers heated up in the second quarter of the year as Iamgold and Wheaton River agreed to merge only to have Golden Star and Coeur d'Alene Mines make competing offers for Iamgold and Wheaton River, respectively. We anticipate further consolidation in the intermediate and junior sectors as companies move to rationalize geographic and operating similarities.

INVESTMENT STRATEGY

The investment philosophy of your Fund is to participate in all sectors of the gold mining industry. The largest percentage of the portfolio is in high quality senior gold producers with progressively smaller percentage allocations to intermediate producers, junior producers and exploration and development companies. The Fund's focus in the intermediate and junior sectors is on companies exhibiting a stable to growing production profile with exploration upside.

It is our belief that higher gold prices increase the opportunities of finding economic deposits and therefore increase exploration companies' chances of creating significant shareholder value. Our approach in the exploration and development sector is to have a diversified portfolio a number of small positions in companies in order to increase our chance of success and reduce the inherent risk that comes with exploration.

We anticipate reducing exposure to exploration and development companies from current levels as ongoing exploration programs prompt decisions to harvest profits or exit positions for lack of promising results.

Country risk in the gold mining industry is becoming more of an issue as the search for gold deposits stretches to new frontiers, such as China and Russia. We are intent in managing country risk within the context of risk/reward benefits and not allowing the Fund to become over weighted in any one emerging market. As of June 30th, the Fund's greatest perceived risk was its 15% exposure to South Africa through three of the world's largest gold producers, AngloGold, Gold Fields and Harmony. We are currently evaluating the Fund's position in South Africa as the strong rand and deteriorating business climate squeeze margins for mining companies.

CONCLUSION

Former Federal Reserve Chairman Paul Volker once commented, "The truly unique power of a central bank is the power to create money, and ultimately the power to create is the power to destroy." In our opinion, the excess credit creation that fueled the financial asset bubble of the late 90's and the subsequent aggressive monetary policy employed to prevent a deflationary collapse have set the stage for gold to reassert its historic purchasing power. Adjusted for inflation over past 24 years, the gold price should be 2.35 times the current price level.

We sincerely appreciate your continued confidence in the Fund's objectives.

Sincerely,



/s/ Gregory M. Orrell

Gregory M. Orrell
PORTFOLIO MANAGER
JULY 14, 2004



                                 PIA MUTUAL FUND
                                 OCM GOLD FUND
                     SCHEDULE OF INVESTMENTS - MAY 31, 2004
                                   (UNAUDITED)

--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON STOCKS 90.9%
MAJOR GOLD PRODUCERS 33.9%

   169,500   AngloGold Ashanti Ltd. ADR ........................      $5,935,890
    15,000   Barrick Gold Corp. ................................         310,050
    10,000   Freeport-McMoRan Copper & Gold, Inc. ..............         336,300
   270,000   Gold Fields Ltd. ADR ..............................       3,140,100
   175,000   Harmony Gold Mining Co. Ltd. ADR ..................       2,096,500
   229,469   Kinross Gold Corp.* ...............................       1,411,234
   179,994   Newmont Mining Corp. ..............................       7,147,562
   200,000   Placer Dome, Inc. .................................       3,118,000
                                                                      ----------
                                                                      23,495,636
                                                                      ----------

INTERMEDIATE/MID-TIER GOLD PRODUCERS 22.8%
    91,700   Agnico-Eagle Mines Ltd. ...........................       1,275,547
   350,000   Bema Gold Corp.* ..................................         964,385
   190,000   Cambior, Inc.* ....................................         526,300
    50,000   Durban Roodeport Deep Ltd. ADR* ...................         146,500
   125,000   Glamis Gold Ltd.* .................................       2,097,500
   280,000   Goldcorp, Inc. ....................................       3,390,800
   425,000   IAMGOLD Corp. .....................................       2,397,000
    75,000   Meridian Gold, Inc.* ..............................         975,000
    50,000   Newcrest Mining Ltd. ..............................         451,335
    60,000   Randgold Resources Ltd. ADR* ......................       1,091,400
   350,000   Resolute Mining Ltd.* .............................         314,685
   750,000   Wheaton River Minerals Ltd.* ......................       2,182,500
                                                                      ----------
                                                                      15,812,952
                                                                      ----------

JUNIOR GOLD PRODUCERS 13.7%
   425,000   Apollo Gold Corp.* ................................         622,893
   175,000   Aurizon Mines Ltd.* ...............................         194,929
   400,000   Central Asia Gold Ltd.* ...........................         142,715
 1,000,000   Claude Resources, Inc.* ...........................         989,301
   200,000   Crystallex International Corp.* ...................         460,000
   430,000   Eldorado Gold Corp.* ..............................       1,083,981
   150,000   Glencairn Gold Corp.* .............................          75,846
    90,000   Golden Cycle Gold Corp.* ..........................       1,125,000
   284,000   Golden Star Resources Ltd.* .......................       1,406,889
   600,000   Guinor Gold Corp.* ................................         527,627
   100,000   Kirkland Lake Gold, Inc.* .........................         318,775
   100,000   Mexgold Resources, Inc.*+# ........................         280,302
    30,000   Miramar Mining Corp.* .............................          40,671
   400,000   Northgate Minerals Corp.* .........................         639,015
   500,000   Oxiana Ltd.* ......................................      $  296,132
   500,000   Queenstake Resources Ltd.* ........................         194,196
   207,000   River Gold Mines Ltd.* ............................         417,155
   250,000   Sino Gold Ltd.* ...................................         406,736
   100,000   Yamana Gold, Inc.* ................................         241,000
                                                                      ----------
                                                                       9,463,163
                                                                      ----------

EXPLORATION AND DEVELOPMENT COMPANIES 12.3%
   200,000   Abacus Mining & Exploration Corp. .................          45,435
   200,000   Addwest Minerals International Ltd.*# .............            --
    75,000   African Gold Group, Inc.*+# .......................          98,930
   137,875   Altius Minerals Corp.* ............................         363,733
   150,000   Aquiline Resources, Inc.* .........................          91,236
   319,500   Ascot Resources Ltd.* .............................          79,606
   250,000   Beartooth Platinum Corp.* .........................          40,305
   500,000   Birim Goldfields, Inc.* ...........................         238,165
   200,000   Bolivar Gold Corp.* ...............................         199,326
   300,000   Capstone Gold Corp.* ..............................         153,891
   200,000   Cardero Resource Corp.* ...........................         414,774
   250,000   Committee Bay Resources Ltd.* .....................         348,087
   370,000   Continuum Resources Ltd.* .........................         154,551
   300,000   Crowflight Minerals, Inc.* ........................          87,938
   175,000   Desert Sun Mining Corp.* ..........................         179,540
   360,000   Erdene Gold, Inc. .................................         163,564
   146,000   Gateway Gold Corp.* ...............................         233,240
   500,000   Geodex Minerals Ltd.* .............................          54,961
   175,000   Globestar Mining Corp.* ...........................          70,533
   200,000   Manhattan Minerals Corp.* .........................          21,984
   250,000   Maximus Ventures Ltd.* ............................          32,977
   106,500   Metallica Resources, Inc.* ........................         127,994
   150,000   Mundoro Mining, Inc.* .............................         208,852
   212,400   Nevsun Resources Ltd.* ............................         603,922
   300,000   North American Gold, Inc.* ........................          76,946
   300,333   Northern Lion Gold Corp.* .........................         374,151
   500,000   Odyssey Resources Ltd.* ...........................          65,953
   150,000   Orezone Resources, Inc.* ..........................         131,907
    90,000   Palladon Ventures Ltd.* ...........................          46,167
   280,000   Platinum Group Metals Ltd.* .......................         203,136
   187,500   Queenston Mining, Inc.* ...........................          89,312
   350,000   Radius Explorations Ltd.* .........................         248,791
   166,667   Red Back Mining, Inc.* ............................         265,035






                       See notes to financial statements

                                      - 6 -








                                PIA MUTUAL FUNDS
                                  OCM GOLD FUND
               SCHEDULE OF INVESTMENTS - MAY 31, 2004 (CONTINUED)
                                   (UNAUDITED)






--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

EXPLORATION AND DEVELOPMENT COMPANIES (CONTINUED)

   300,000   Riddarhyttan Resources AB . . . $ .................         223,331
   200,000   Sabina Resources Ltd.* ............................         137,769
   390,750   Strongbow Exploration, Inc.* ......................         286,348
 3,000,000   Sub-Sahara Resources NL* ..........................         149,850
   207,700   Sunridge Gold Corp.* ..............................         220,698
   200,000   Vedron Gold, Inc.* ................................          48,366
   130,000   Western Silver* ...................................         945,991
   250,000   Wolfden Resources, Inc.* ..........................         897,699
   250,000   X-Cal Resources Ltd.* .............................         119,083
                                                                      ----------
                                                                       8,544,077
                                                                      ----------

OTHER 5.4%
   148,800   Central Fund of Canada Ltd., Class A ..............         807,984
   178,000   Endeavour Mining Capital Corp. ....................         378,279
    50,000   Gold Bullion Ltd.* ................................       1,967,675
    40,000   Royal Gold, Inc. ..................................         557,200
                                                                      ----------
                                                                       3,711,138
                                                                      ----------


PRIMARY SILVER PRODUCERS 2.8%
   197,100   Hecla Mining Co.* .................................       1,279,179
    48,075   PAN American Silver Corp.* ........................         653,166
                                                                      ----------
                                                                       1,932,345
                                                                      ----------

TOTAL COMMON STOCKS
             (cost $39,591,816) ................................      62,959,311

WARRANTS 1.5%
    37,500   African Gold Group, Inc.*# ........................            --
    68,937   Altius Minerals Corp.*# ...........................          80,829
    50,000   Apollo Gold Corp.*# ...............................            --
    50,000   Bema Gold Corp.* ..................................          80,610
    50,000   Bolivar Gold Corp.* ...............................          20,152
    81,301   Canyon Resources Corp.*# ..........................         129,269
    55,556   Canyon Resources Corp.*# ..........................          71,112
   100,000   Capstone Gold Corp.*# .............................            --
    50,000   Cardero Resource Corp.*# ..........................          21,252
    87,500   Desert Sun Mining Corp.*# .........................           3,206
    89,000   Endeavour Mining Capital Corp.*# ..................            --
   125,000   Geodex Minerals Ltd.*# ............................            --
    75,000   Glencairn Gold Corp.*# ............................            --
   175,000   Globestar Mining Corp.*# ..........................            --
   100,000   Manhattan Minerals Corp.*# ........................            --
   250,000   Maximus Ventures Ltd.*# ...........................            --
    50,000   Mexgold Resources, Inc.*# .........................          64,121
    15,000   Miramar Mining Corp.* .............................            --
    35,000   Nevsun Resources Ltd.* ............................            --
   150,000   North American Gold, Inc.*# .......................            --
    66,666   Northern Lion Gold Corp.*# ........................          34,198
   110,000   Northgate Minerals Corp.*# ........................          53,605
    24,038   PAN American Silver Corp.* ........................         176,154
    50,000   Radius Explorations Ltd.*# ........................            --
   100,000   Sabina Resources Ltd.*# ...........................          13,924
   100,000   Sunridge Gold Corp.*# .............................            --
    37,500   Wheaton River Minerals Ltd.* ......................          64,579
   112,500   Wheaton River Minerals Ltd.* ......................         195,387
                                                                      ----------

TOTAL WARRANTS
      --     (cost $110,472) ...................................       1,008,398
                                                                      ----------

PREFERRED STOCKS 0.6%
    10,000   Freeport-McMoRan Copper & Gold, Inc.* .............         408,100
                                                                      ----------


TOTAL PREFERRED STOCKS
      --     (cost $169,900) ...................................         408,100
                                                                      ----------


--------------------------------------------------------------------------------
PRINCIPAL AMOUNT
--------------------------------------------------------------------------------

CONVERTIBLE BOND 0.5%
$  150,000   Canyon Resources Corp., 6.00%, due 2/12/05 ......... . .    354,348
                                                                      ----------
             . . . . .

TOTAL CONVERTIBLE BOND
      --     (cost $150,000) ...................................         354,348
                                                                      ----------

SHORT-TERM INVESTMENTS 6.0%
 2,111,767   First American Treasury Obligations Fund ..........       2,111,767


2,073,000    U.S. Bank, N.A. repurchase
             agreement,
             0.80%, dated 5/28/04, due 6/1/04,
             repurchase price $2,073,182
             (collateralized by GNMA
             Series 2003-112 FC,
             2.50%, due 12/16/33) ..............................       2,073,000




                       See notes to financial statements

                                      - 7 -








                                PIA MUTUAL FUNDS
                                  OCM GOLD FUND
               SCHEDULE OF INVESTMENTS - MAY 31, 2004 (CONTINUED)
                                   (UNAUDITED)




--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
      --     (cost $4,184,767) .................................      $4,184,767


TOTAL INVESTMENTS
      --      (cost $44,206,955) ...........................  99.5%   68,914,924
OTHER ASSETS LESS LIABILITIES...............................   0.5%      329,894
                                                                     -----------
NET ASSETS ................................................. 100.0   $69,244,818
                                                                     ===========

----------
*    Non-income producing security.
# Valued at a fair value in accordance with procedures estab- lished by the Fund's Board of Trustees.
+ The following securities were purchased under Rule 144A of the Securities Act of 1933:








                                                                 VALUE AS
                  ACQUISITION                                      % OF
DESCRIPTION          DATE                 COST      VALUE       NET ASSETS
--------------------------------------------------------------------------------

African Gold
  Group, Inc.     April 20, 2004        $154,730   $98,930         0.1%
Mexgold
  Resources, Inc. February 13, 2004      152,040   280,302         0.4


                        SUMMARY OF INVESTMENTS BY COUNTRY

                                                      PERCENT OF
COUNTRY            MARKET VALUE                 INVESTMENT SECURITIES
--------------------------------------------------------------------------------
Australia          $  3,729,128                          5.4%
Canada               34,423,183                         50.0
Cayman Islands          378,279                          0.5
Jersey                1,091,400                          1.6
South Africa         11,318,990                         16.4
Sweden                  223,331                          0.3
United States1       17,750,613                         25.8
TOTAL              $ 68,914,924                        100.0%



----------
1 Includes short-term securities.







                       See notes to financial statements


                                 PIA MUTUAL FUND
                                 OCM GOLD FUND

               STATEMENT OF ASSETS AND LIABILITIES - MAY 31, 2004
                                   (UNAUDITED)





ASSETS:
  Investments in securities, at value (cost $44,206,955) ....................................... $  68,914,924
  Cash .........................................................................................       206,136
  Receivable for securities sold ...............................................................       250,064
  Receivable for fund shares sold ..............................................................       170,566
  Interest and dividends receivable ............................................................        17,113
  Prepaid expenses and other assets ............................................................        11,272
                                                                                                 -------------
      Total assets .............................................................................    69,570,075
                                                                                                 -------------
LIABILITIES:
  Payable for securities purchased .............................................................        46,607
  Due to investment adviser ....................................................................        53,765
  Accrued distribution fees ....................................................................       190,659
  Accrued expenses and other liabilities .......................................................        34,226
                                                                                                 -------------
       Total liabilities .......................................................................       325,257
                                                                                                 -------------
       Net Assets .............................................................................. $  69,244,818
                                                                                                 =============


NET ASSETS CONSIST OF:
  Shares of beneficial interest, no par value; unlimited shares authorized ..................... $  44,102,297
  Undistributed net investment loss ............................................................      (909,836)
  Undistributed net realized gain on investments and foreign currency transactions .............     1,344,388
  Net unrealized appreciation on investments and foreign currency translations .................    24,707,969
                                                                                                 -------------
       Net Assets ..............................................................................    69,244,818
                                                                                                 =============

CALCULATION OF MAXIMUM OFFERING PRICE:
  Net asset value and redemption price per share ...............................................    $    10.99
  Maximum sales charge (4.50% of offering price) ...............................................          0.52
                                                                                                 -------------
  Offering price to public .....................................................................    $    11.51
                                                                                                 =============
  Shares outstanding ...........................................................................     6,299,919
                                                                                                 =============





                       See notes to financial statements



                                 PIA MUTUAL FUND
                                 OCM GOLD FUND

            STATEMENT OF OPERATIONS - SIX MONTHS ENDED MAY 31, 2004
                                   (UNAUDITED)

INVESTMENT INCOME:
  Interest .........................................................................     $ 9,528
  Dividends (net of foreign withholding taxes of $13,709) ..........................     222,154
                                                                                    ------------
    Total investment income ........................................................     231,682
                                                                                    ------------

EXPENSES:
  Distribution fees ................................................................     367,506
  Investment advisory fees .........................................................     356,066
  Fund administration and accounting fees ..........................................      48,633
  Transfer agent fees and expenses .................................................      29,688
  Professional fees ................................................................      16,963
  State registration fees ..........................................................      10,478
  Custody fees .....................................................................       7,683
  Reports to shareholders ..........................................................       3,057
  Trustees' fees ...................................................................       1,306
  Other expenses ...................................................................       8,002
                                                                                    ------------
    Total expenses .................................................................     849,382
                                                                                    ------------
    Net investment loss ............................................................    (617,700)
                                                                                    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments and foreign currency transactions ...............   1,364,128
  Net change in unrealized appreciation/depreciation on investments and foreign currency translations .................................................. (19,835,640)
                                                                                    ------------
    Net loss on investments ........................................................ (18,471,512)
                                                                                    ------------
  Net decrease in net assets resulting from operations .............................$(19,089,212)
                                                                                    ============



                       See notes to financial statements


                                 PIA MUTUAL FUND
                                 OCM GOLD FUND
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  Six Months Ended      Year ended
                                                                                    May 31, 2004          Nov. 30,
                                                                                    (Unaudited)             2003
                                                                                    -----------             ----

OPERATIONS:
 Net investment loss .............................................................. $    (617,700)    $  (755,700)
 Net realized gain on investments and foreign currency transactions ...............     1,364,128       3,450,641
 Net change in unrealized appreciation/depreciation on investments
    and foreign currency translations .............................................   (19,835,640)     34,827,839
                                                                                    -------------     -----------
 Net increase (decrease) in net assets resulting from operations ..................   (19,089,212)     37,522,780
                                                                                    -------------     -----------

DISTRIBUTIONS PAID TO SHAREHOLDERS:
 Dividends from net investment income .............................................       (84,374)           --
 Distributions paid from net realized gains .......................................    (1,230,068)           --
                                                                                    -------------     -----------
 Total distributions ..............................................................    (1,314,442)           --
                                                                                    -------------     -----------

FUND SHARE TRANSACTIONS:
 Net proceeds from shares sold ....................................................    11,619,736      19,718,096
 Distributions reinvested .........................................................     1,230,388            --
 Payment for shares redeemed ......................................................    (7,431,183)     (8,120,758)
                                                                                    -------------     -----------
 Net increase in net assets from fund share transactions ..........................     5,418,941      11,597,338
                                                                                    -------------     -----------
 Total increase (decrease) in net assets ..........................................    (14,984,713)    49,120,118

 NET ASSETS, BEGINNING OF PERIOD ..................................................    84,229,531      35,109,413
                                                                                    -------------     -----------
 NET ASSETS, END OF PERIOD ........................................................ $  69,244,818     $84,229,531
                                                                                    =============     ===========

TRANSACTIONS IN SHARES:
 Shares sold ......................................................................       961,204       1,992,966
 Shares issued on reinvestment of distributions ...................................        88,517            --
 Shares redeemed ..................................................................      (575,753)       (826,831)
                                                                                    -------------     -----------
 Net increase in shares outstanding ...............................................       473,968       1,166,135
                                                                                    =============     ===========



                       See notes to financial statements

                                 PIA MUTUAL FUND
                                 OCM GOLD FUND
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004
                                   (UNAUDITED)




NOTE 1. ORGANIZATION

   PIA Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of five portfolios: the OCM Gold Fund, the PIA Equity Fund, the PIA Short-Term Government Securities Fund, the PIA Total Return Bond Fund and the PIA BBB Bond Fund (collectively, the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for the OCM Gold Fund (the "Fund") is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION - Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market.

   REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time the Fund purchases a security, the Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. On a daily basis, the Fund's custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Fund under each repurchase agreement. All securities are held by the Fund's custodian.

   FOREIGN CURRENCY - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

   Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

   FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for income taxes has been recorded.

   EXPENSES - The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to the Fund are typically allocated among the Funds in proportion to their respective net assets.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

                                 PIA MUTUAL FUND
                                 OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 (CONTINUED)
                                   (UNAUDITED)



   DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends of net investment income, if any, annually and distributes net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

   REDEMPTION FEE - A 1.50% redemption fee is retained by the Fund to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held less than three months from their purchase date. The Fund records the fee as a reduction of shares redeemed and as a credit to paid-in-capital. For the six-month period ended May 31, 2004, the Fund received $2,959 in redemption fees.

   USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


NOTE 3. INVESTMENT ADVISORY AGREEMENT

   The Fund has an investment advisory agreement with Orrell Capital Management, Inc. ("OCM"). Under the agreement, the Fund pays OCM a fee computed daily and payable monthly, at the following annual rates based upon average daily net assets:

         ASSETS                                            FEE RATE
         ------                                            --------
         $0 to $50 million . . . . . . . . . . . . .. . .   1.000%
         $50 million to $75 million . . . . . . . .  . . .  0.875%
         $75 million to $100 million . . . . . . . .. . .   0.750%
         $100 million to $150 million . . . . . . .  . . .  0.625%
         $150 million to $250 million . . . . . . .  . . .  0.500%
         Over $250 million . . . . . . . . . . . . .. . .   0.375%


   For the six-month period ended May 31, 2004, OCM voluntarily agreed to limit the total expenses of the Fund to an annual rate of 2.99% of average net assets.

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

   The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan authorizes the Fund to reimburse the distributor for marketing expenses incurred in distributing shares of each Fund, including the cost of printing sales material and making payments to dealers of the Fund's shares, in any fiscal year, subject to a limit of 0.99% of average daily net assets.

   Syndicated Capital, Inc. serves as the Distributor of the Fund's shares. The President and sole shareholder of the Distributor is also a Trustee of the Trust. During the six-month period ended May 31, 2004, the Distributor earned $4,080 from commissions on sales of the Fund's capital stock.

NOTE 5. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six-month period ended May 31, 2004 were $7,301,961 and $4,306,387, respectively. There were no purchases or sales of U.S. government obligations.

                                 PIA MUTUAL FUND
                                 OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 (CONTINUED)
                                   (UNAUDITED)

NOTE 6. FEDERAL INCOME TAX INFORMATION

   At May 31, 2004, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

       Cost of investments. . . . . . . . . . . . . .. . .  $    44,492,537
                                                            ===============
       Unrealized appreciation. . . . . . . . . . . .. . .  $    26,652,205
       Unrealized depreciation. . . . . . . . . . . .. . .       (2,229,818)
                                                            ---------------
       Net unrealized appreciation on investments. .  . . . $    24,422,387
                                                            ===============

   The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

   As of November 30, 2003 the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income . . . . . . . . . . . . . . $    84,352
Undistributed long-term gains . . . . . . . . . . . . . .      1,230,052
Tax accumulated earnings . . . . . . . . . . . . . . . .       1,314,404
Accumulated capital and other losses . . . . . . . . . .      --
Unrealized appreciation on investments . . . . . . . . .       44,231,771
Total accumulated earnings . . . . . . . . . . . . . . .  $    45,546,175

   The Fund utilized $1,191,499 of its capital loss carryforwards during the year ended November 30, 2003.


NOTE 7. OFFERING PRICE PER SHARE
   A maximum front-end sales charge of 4.50% is imposed on purchases of the Fund's shares. For the six-month period ended May 31, 2004, the Trust was advised that the Distributor received $39,359 of sales charges from sales of the Fund's shares.

NOTE 8. PROXY VOTING POLICIES AND PROCEDURES
   A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 800-251-1970 and on the Securities and Exchange Commission's website at http://www.sec.gov.

                                PIA MUTUAL FUND
                                 OCM GOLD FUND
                              FINANCIAL HIGHLIGHTS



                                                Six Months
                                                  Ended     Year Ended Year Ended  Year Ended Year Ended  Year Ended
                                               May 31, 2004   Nov. 30,   Nov. 30,   Nov. 30,   Nov. 30,    Nov. 30,
                                               (Unaudited)     2003        2002       2001       2000        1999
                                           ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period .......    $   14.46   $   7.53   $   4.71   $   3.52   $   4.75   $   4.98
                                                ---------   --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ........................        (0.09)     (0.12)     (0.09)     (0.04)     (0.05)     (0.04)
Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions .............................        (3.15)      7.05       2.91       1.23      (1.18)     (0.19)
                                                ---------   --------   --------   --------   --------   --------
Total from investment operations ...........        (3.24)      6.93       2.82       1.19      (1.23)     (0.23)
                                                ---------   --------   --------   --------   --------   --------

LESS DISTRIBUTIONS:
Dividends from net investment income .......        (0.02)       --         --         --         --         --
Distribution from net realized gains .......        (0.21)       --         --         --         --         --
                                                ---------   --------   --------   --------   --------    -------
Total distributions ........................        (0.23)       --         --         --         --         --
                                                ---------   --------   --------   --------   --------    -------

Net asset value, end of period .............     $  10.99    $ 14.46    $  7.53    $  4.71     $ 3.52    $  4.75
                                                 ========    =======    =======    =======     ======    =======

TOTAL RETURN* ..............................     (22.75)%++    92.03%     59.87%     33.81%    (25.89)%    (4.62)%



RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......     $69,245     $84,230     $35,109    $17,924    $ 9,240    $11,799
Ratio of expenses to average net assets:
Net of waivers and reimbursements ..........       2.29%+      2.39%       2.66%      2.60%      2.44%       2.44%
Before waivers and reimbursements ..........       2.29%+      2.39%       2.66%      2.60%      2.99%       3.02%
Ratio of net investment loss to average
net assets:
Net of waivers and reimbursements ..........      (1.66)%+    (1.42)%     (1.46)%    (1.14)%    (1.19)%     (1.03)%
Before waivers and reimbursements ..........      (1.66)%+    (1.42)%     (1.46)%    (1.14)%    (1.74)%     (1.61)%
Portfolio turnover rate ....................          6%++       17%         32%        5%          3%          9%

----------
*   Assumes no sales charge.
+   Annualized for periods less than one year.
++  Not annualized for periods less than one year.




                        See notes to financial statements
                                     - 15 -













                                 PIA Mutual Fund
                                Distributed by:
                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                                            PIA LOGO






                                                        PIA BBB BOND FUND


                                                    A PIA MUTUAL FUND PORTFOLIO









                                                        SEMI-ANNUAL REPORT
                                                           (UNAUDITED)
                                                          MAY 31, 2004

Dear Shareholder:

We are pleased to provide you with this first semi-annual report for the period ended May 31, 2004 for the PIA BBB Bond Fund for which Pacific Income Advisers is the adviser.

During the six months ended May 31, 2004, the total return from the PIA BBB Bond Fund including the reinvestment of dividends and capital gains, was (0.50)%. During the same six month period, the Baa Credit Index increased by 0.67%. The Fund's return during this period was less than that of this index primarily due to our investment in U.S. Treasury securities during the Fund's initial investment period when the assets of the Fund were small. The interest rate spread (the yield advantage to a comparable maturity Treasury) between Baa issues and Treasury securities narrowed causing the price of the Baa securities to outperform.

As the accompanying May 31, 2004 financial statement shows, the assets of the Fund have grown to approximately $31 million, representing a diversified portfolio of over 70 BBB rated issuers. The return of the Fund for the three month period ending May 31, 2004 was (2.98)% compared to the Baa Credit Index return of (3.07)%.

Please take a moment to review your Fund's statement of assets and the results of operations for the six month period ended May 31, 2004. We look forward to reporting to you again at year end.



/S/ LLOYD MCADAMS
-----------------
Lloyd McAdams
CHAIRMAN OF THE BOARD







                        PIA MUTUAL FUND PIA BBB BOND FUND
                     SCHEDULE OF INVESTMENTS - MAY 31, 2004
                                   (UNAUDITED)

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 82.2%
AEROSPACE/DEFENSE 3.0%
$   272,000   Lockheed Martin Corp. 7.75%, due 5/1/26 ............   $   314,390
    275,000   Northrup Grumman Corp. 7.75%, due 2/15/31 ..........       318,234
    272,000   Raytheon Co. 8.30%, due 3/1/10 .....................       318,578
                                                                     -----------
                                                                         951,202
                                                                     -----------

AGRICULTURE 0.2%
     55,000   Monsanto Co. 7.375%, due 8/15/12 ...................        61,978
                                                                     -----------

AUTO MANUFACTURERS 4.8%
     71,000   DaimlerChrysler NA Holding Corp. 8.00%, due 6/15/10         79,407
    760,000   DaimlerChrysler NA Holding Corp. 7.30%, due 1/15/12        824,767
    708,000   Ford Motor Company 6.625%, due 10/1/28 .............       618,169
                                                                     -----------
                                                                       1,522,343
                                                                     -----------

AUTO PARTS & EQUIPMENT 1.0%
    295,000   Delphi Corp. 6.50%, due 5/1/09 .....................       310,699
                                                                     -----------

BANKS 1.1%
    322,000   PNC Funding Corp. 5.25%, due 11/15/15 ..............       309,011
     27,000   Union Planters Corp. 7.75%, due 3/1/11 .............        31,224
                                                                     -----------
                                                                         340,235
                                                                     -----------

BUILDING MATERIALS 1.0%
    287,000   Masco Corp. 6.75%, due 3/15/06 .....................       306,072
                                                                     -----------




--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

$   286,000   Eastman Chemical Co. 7.00%, due 4/15/12 ............   $   313,393
     55,000   Rohm & Haas Co. 7.85%, due 7/15/29 .................        65,637
                                                                     -----------
                                                                         379,030
                                                                     -----------

COMMERCIAL SERVICES 1.0%
    278,000   Cendant Corp. 7.375%, due 1/15/13 ..................       309,233
                                                                     -----------

DIVERSIFIED FINANCIAL SERVICES 14.7%
    304,000   Capital One Bank 5.75%, due 9/15/10 ................       311,954
  1,084,000   Ford Motor Credit Co. 6.50%, due 1/25/07 ...........     1,137,644
    634,000   Ford Motor Credit Co. 7.375%, due 2/1/11 ...........       667,540
    924,000   General Motors Acceptance Corp. 6.15%, due 4/5/07 ..       965,299
    380,000   General Motors Acceptance Corp. 6.875%, due 9/15/11        387,694
    840,000   General Motors Acceptance Corp. 8.00%, due 11/1/31 .       851,634
    255,000   MBNA Corp. 7.50%, due 3/15/12 ......................       288,533
                                                                     -----------
                                                                       4,610,298
                                                                     -----------

ELECTRIC 8.6%
    293,000   American Electric Power Co., Inc.
                6.125%, due 5/15/06 ..............................       309,612
    303,000   Cincinnati Gas & Electric Co. 5.70%, due 9/15/12 ...       308,371
    280,000   Constellation Energy Group 7.60%, due 4/1/32 .......       310,686
    326,000   Dominion Resources, Inc. 8.125%, due 6/15/10 .......       377,479
     53,000   MidAmerican Energy Holdings Co. 8.48%, due 9/15/28 .        63,843
     60,000   Pepco Holdings, Inc. 5.50%, due 8/15/07 ............        62,118
     25,000   PPL Electric Utilities Corp. 5.875%, due 8/15/07 ...        26,582




                       See notes to financial statements



                                       -2-


                        PIA MUTUAL FUND PIA BBB BOND FUND
               SCHEDULE OF INVESTMENTS - MAY 31, 2004 (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
ELECTRIC (CONTINUED)
$   285,000   Progress Energy, Inc. 7.10%, due 3/1/11 ............   $   312,896
    248,000   PSEG Power LLC 8.625%, due 4/15/31 .................       303,377
    264,000   Public Service Company of Colorado
                7.875%, due 10/1/12 ..............................       311,409
    320,000   Southern California Edison Co. 6.00%, due 1/15/34 ..       307,038
                                                                     -----------
                                                                       2,693,411
                                                                     -----------

ENVIRONMENTAL CONTROL 1.1%
     24,000   Republic Services, Inc. 6.75%, due 8/15/11 .........        26,209
    274,000   Waste Management, Inc. 7.75%, due 5/15/32 ..........       311,070
                                                                     -----------
                                                                         337,279
                                                                     -----------

FOOD 4.4%
    287,000   Albertson's, Inc. 7.45%, due 8/1/29 ................       309,477
     55,000   Conagra Foods, Inc. 6.75%, due 9/15/11 .............        60,155
     60,000   General Mills, Inc. 2.625%, due 10/24/06 ...........        58,776
     25,000   General Mills, Inc. 6.00%, due 2/15/12 .............        26,123
    274,000   Kellogg Co. 7.45%, due 4/1/31 ......................       314,705
    297,000   Kroger Co. 6.20%, due 6/15/12 ......................       310,641
    292,000   Safeway, Inc. 6.50%, due 3/1/11 ....................       309,802
                                                                     -----------
                                                                       1,389,679
                                                                     -----------




--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER 3.2%
$   285,000   International Paper Co. 6.75%, due 9/1/11 ..........   $   309,924
    292,000   MeadWestvaco Corp. 6.85%, due 4/1/12 ...............       312,915
    340,000   Weyerhaeuser Co. 6.125%, due 3/15/07 ...............       360,623
     24,000   Weyerhaeuser Co. 7.25%, due 7/1/13 .................        26,630
                                                                     -----------
                                                                       1,010,092
                                                                     -----------

INSURANCE 0.1%
     24,000   Safeco Corp. 7.25%, due 9/1/12 .....................        26,980
                                                                     -----------

MEDIA 10.1%
    295,000   Clear Channel Communications, Inc. .................
                6.00%, due 11/1/06 ...............................       312,075
    832,000   Comcast Cable Communications, Inc. .................
                6.20%, due 11/15/08 ..............................       887,924
    283,000   Cox Communications, Inc. 7.125%, due 10/1/12 .......       310,100
    272,000   Liberty Media Corp. 8.50%, due 7/15/29 .............       315,481
     60,000   News America, Inc. 6.625%, due 1/9/08 ..............        65,033
    461,000   Time Warner, Inc. 6.125%, due 4/15/06 ..............       485,953
    413,000   Time Warner, Inc. 6.875%, due 6/15/18 ..............       430,976
    307,000   Walt Disney Co. 6.75%, due 3/30/06 .................       327,387
     25,000   Walt Disney Co. 6.375%, due 3/1/12 .................        26,897
                                                                     -----------
                                                                       3,161,826
                                                                     -----------

MINING 1.0%
    321,000   Alcan, Inc. 6.125%, due 12/15/33 ...................       307,908
                                                                     -----------





                       See notes to financial statements



                                       -3-


                        PIA MUTUAL FUND PIA BBB BOND FUND
               SCHEDULE OF INVESTMENTS - MAY 31, 2004 (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
OIL & GAS 7.3%
$   281,000   Anadarko Finance Co. 6.75%, due 5/1/11 .............   $   308,785
    280,000   Burlington Resources Finance Co. ...................
                5.60%, due 12/1/06 ...............................       294,949
     27,000   Devon Energy Corp. 2.75%, due 8/1/06 ...............        26,710
    288,000   Devon Financing Corp., U.L.C. 6.875%, due 9/30/11 ..       314,762
     25,000   Kerr-McGee Corp. 5.875%, due 9/15/06 ...............        26,286
    297,000   Marathon Oil Corp. 6.80%, due 3/15/32 ..............       309,723
     46,000   Occidental Petroleum Corp. 8.45%, due 2/15/29 ......        58,609
    279,000   Transocean, Inc. 7.50%, due 4/15/31 ................       315,940
    285,000   Union Oil Co. of California 7.35%, due 6/15/09 .....       319,470
    279,000   Valero Energy Corp. 7.50%, due 4/15/32 .............       309,440
                                                                     -----------
                                                                       2,284,674
                                                                     -----------

PIPELINES 0.2%
     57,000   Kinder Morgan, Inc. 6.50%, due 9/1/12 ..............        60,210
                                                                     -----------

REAL ESTATE 3.0%
    281,000   EOP Operating LP 7.75%, due 11/15/07 ...............       315,065
    287,000   ERP Operating LP 6.95%, due 3/2/11 .................       315,776
    292,000   Simon Property Group LP 6.375%, due 11/15/07 .......       312,800
                                                                     -----------
                                                                         943,641
                                                                     -----------



--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
RETAIL 1.3%
$    56,000   Federated Department Stores, Inc. 6.625%, due 9/1/08   $    60,850
    305,000   May Department Stores Co. 7.90%, due 10/15/07 ......       343,644
                                                                     -----------
                                                                         404,494
                                                                     -----------

SAVINGS & LOANS 1.0%
    335,000   Washington Mutual, Inc. 4.625%, due 4/1/14 .........       305,443
                                                                     -----------

TELECOMMUNICATIONS 10.3%
     54,000   AT&T Corp. 8.75%, due 11/15/31* ....................        56,955
    405,000   AT&T Wireless Services, Inc. 7.875%, due 3/1/11 ....       461,229
    366,000   British Telecom PLC 8.375%, due 12/15/10* ..........       429,111
     38,000   Deutsche Telekom International Finance BV
                8.50%, due 6/15/10* ..............................        44,475
    549,000   Deutsche Telekom International Finance BV
                5.25%, due 7/22/13 ...............................       536,130
     32,000   France Telecom SA 8.20%, due 3/1/06* ...............        34,543
    315,000   France Telecom SA 8.75%, due 3/1/11* ...............       365,604
    280,000   Motorola, Inc. 7.625%, due 11/15/10 ................       312,816
    268,000   Koninklijke KPN NV 8.00%, due 10/1/10 ..............       310,575
    615,000   Sprint Capital Corp. 7.625%, due 1/30/11 ...........       683,720
                                                                     -----------
                                                                       3,235,158
                                                                     -----------



                       See notes to financial statements



                                       -4-


                        PIA MUTUAL FUND PIA BBB BOND FUND
               SCHEDULE OF INVESTMENTS - MAY 31, 2004 (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

TRANSPORTATION 2.6%
$   273,000   CSX Corp. 7.95%, due 5/1/27 ........................   $   315,666
     60,000   FedEx Corp.+ 3.50%, due 4/1/09 .....................        57,633
    305,000   Norfolk Southern Corp. 7.35%, due 5/15/07 ..........       335,498
    100,000   Union Pacific Corp. 3.625%, due 6/1/10 .............        93,310
                                                                     -----------
                                                                         802,107
                                                                     -----------

TOTAL CORPORATE BONDS & NOTES
              (cost $25,933,025) .................................    25,753,992
                                                                     -----------

U.S. GOVERNMENT
INSTRUMENTALITIES 12.5%
U.S. TREASURY BONDS 3.1%
    988,000   U.S. Treasury Bond 5.375%, due 2/15/31 .............       991,976
                                                                     -----------

U.S. TREASURY NOTES 9.4%
     70,000   U.S. Treasury Note 2.25%, due 7/31/04 ..............        70,161
  1,438,000   U.S. Treasury Note 3.125%, due 5/15/07 .............     1,440,248
  1,415,000   U.S. Treasury Note 4.75%, due 5/15/14 ..............     1,426,055
                                                                     -----------
                                                                       2,936,464
                                                                     -----------


--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT INSTRUMENTALITIES
              (cost $3,906,170) ..................................   $ 3,928,440
                                                                     -----------


SHORT-TERM INVESTMENTS 21.6%
$ 252,854     First American Treasury Obligations Fund ...........       252,854

6,532,000     U.S. Bank, N.A. repurchase agreement,
              0.80%, dated 5/28/04, due 6/1/04, repurchase
              price $6,532,581 (collateralized by GNMA Series
              2003-112 FG, 2.50%, due 12/16/33) ..................     6,532,000
                                                                     -----------

TOTAL SHORT-TERM INVESTMENTS
              (cost $6,784,854) ..................................     6,784,854
                                                                     -----------

TOTAL INVESTMENTS
              (cost $36,624,049) .....................  116.3%        36,467,286
LIABILITIES LESS OTHER ASSETS ........................  (16.3)%       (5,124,734)
                                                                     -----------

TOTAL NET ASSETS .....................................  100.0%       $31,342,552
                                                                     ===========
---------------
*    Variable rate note. Rate shown reflects the rate in effect at May 31, 2004.
+    Security was purchased May 19, 2004 under Rule 144A of the Securities Act of 1933 at a cost of The $57,385. security's value of $57,633 represents
     0.2% of net assets as of May 31, 2004.







                       See notes to financial statements


                        PIA MUTUAL FUND PIA BBB BOND FUND
               STATEMENT OF ASSETS AND LIABILITIES - MAY 31, 2004
                                   (UNAUDITED)


ASSETS:
  Investments in securities, at value (cost $30,092,049) .....     $ 29,935,286
  Repurchase agreement, at value (cost $6,532,000) ...........        6,532,000
  Receivable for securities sold .............................        6,991,109
  Receivable for fund shares sold ............................          324,222
  Due from investment adviser ................................           11,482
  Interest receivable ........................................          393,537
  Prepaid expenses and other assets ..........................           10,377
                                                                   ------------
    Total assets .............................................       44,198,013
                                                                   ------------

LIABILITIES:
  Payable for securities purchased ...........................       12,663,220
  Payable for fund shares purchased ..........................          145,936
  Dividends payable ..........................................           21,024
  Accrued expenses and other liabilities .....................           25,281
                                                                   ------------
    Total liabilities ........................................       12,855,461
                                                                   ------------
    Net Assets ...............................................     $ 31,342,552
                                                                   ============

NET ASSETS CONSIST OF:
  Shares of beneficial interest, no par value;
    unlimited shares authorized ..............................     $ 31,415,192
  Undistributed net investment income ........................           12,450
  Undistributed net realized gain on investments .............           71,673
  Net unrealized depreciation on investments .................         (156,763)
                                                                   ------------
  Net Assets .................................................     $ 31,342,552
                                                                   ============

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE .................................     $       9.69
                                                                   ============
SHARES OUTSTANDING ...........................................        3,232,864
                                                                   ============









                       See notes to financial statements



                        PIA MUTUAL FUND PIA BBB BOND FUND
            STATEMENT OF OPERATIONS - SIX MONTHS ENDED MAY 31, 2004
                                   (UNAUDITED)


INVESTMENT INCOME:
  Interest .....................................................      $  96,202
                                                                      ---------
    Total investment income ....................................         96,202
                                                                      ---------

EXPENSES:
  Fund administration and accounting fees ......................         29,741
  Professional fees ............................................         15,354
  State registration fees ......................................          8,526
  Transfer agent fees and expenses .............................          8,231
  Custody fees .................................................          4,060
  Trustees' fees ...............................................            863
  Other expenses ...............................................          2,249
                                                                      ---------
    Total expenses .............................................         69,024
  Less: Expense reimbursement from adviser .....................        (69,024)
                                                                      ---------
    Net expenses ...............................................           --
                                                                      ---------
    Net investment income ......................................         96,202
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments .............................         72,929
  Net change in unrealized appreciation/
    depreciation on investments ................................       (155,555)
                                                                      ---------
  Net loss on investments ......................................        (82,626)
                                                                      ---------
  Net increase in net assets resulting from operations .........      $  13,576
                                                                      =========




                       See notes to financial statements





                                 PIA MUTUAL FUND
                               PIA BBB BOND FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                    Six Months   Sept. 26, 2003*
                                                      Ended            to
                                                   May 31, 2004       Nov. 30,
                                                   (Unaudited)          2003
                                                  ------------     ------------
OPERATIONS:
  Net investment income ......................    $     96,202     $      1,136
  Net realized gain (loss) on investments ....          72,929           (1,256)
  Net change in unrealized appreciation/
    depreciation on investments ..............        (155,555)          (1,208)
                                                  ------------     ------------
  Net increase (decrease) in net assets
    resulting from operations ................          13,576           (1,328)
                                                  ------------     ------------

DIVIDENDS PAID TO SHAREHOLDERS:
  Dividends from net investment income .......         (84,888)            --
                                                  ------------     ------------

FUND SHARE TRANSACTIONS:
  Net proceeds from shares sold ..............      31,328,708          200,000
  Dividends reinvested .......................          34,671             --
  Payment for shares redeemed ................        (148,187)            --
                                                  ------------     ------------
  Net increase in net assets from
    fund share transactions ..................      31,215,192          200,000
                                                  ------------     ------------
  Total increase in net assets ...............      31,143,880          198,672

NET ASSETS, BEGINNING OF PERIOD ..............         198,672             --
                                                  ------------     ------------
NET ASSETS, END OF PERIOD ....................    $ 31,342,552     $    198,672
                                                  ============     ============



TRANSACTIONS IN SHARES:
  Shares sold ................................       3,224,675           20,000
  Shares reinvested ..........................           3,483             --
  Shares redeemed ............................         (15,294)            --
                                                  ------------     ------------
  Net increase in shares outstanding .........       3,212,864           20,000
                                                  ============     ============

----------
* Commencement of operations.



                       See notes to financial statements

                                 PIA MUTUAL FUND
                                  BBB BOND FUND
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004
                                   (UNAUDITED)

NOTE 1. ORGANIZATION

         PIA Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of five portfolios: the OCM Gold Fund, the PIA Equity Fund, the PIA Short-Term Government Securities Fund, the PIA Total Return Bond Fund and the PIA BBB Bond Fund (collectively, the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for the PIA BBB Bond Fund (the "Fund") is to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor's Rating Group and the Baa category by Moody's Investors Services. The Fund commenced operations on September 26, 2003. Only authorized investment advisory clients of PIA are eligible to invest in the PIA BBB Bond Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

         SECURITY VALUATION - Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market.

         REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time the Fund purchases a security, the Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. On a daily basis, the Fund's custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Fund under each repurchase agreement. All securities are held by the Fund's custodian.

         FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for income taxes has been recorded.

         EXPENSES - The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to the Fund are typically allocated among the Funds in proportion to their respective net assets.

         SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

         DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends of net investment income, if any, monthly and distributes net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets are adjusted.

         USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT ADVISORY AGREEMENT

         The Fund has an investment advisory agreement with Pacific Income Advisers, Inc. ("PIA" or the "Adviser"). Under the agreement, the Fund does not pay the Adviser a fee. However, investors in the Fund will be charged management fees by the Adviser and persons other than the Adviser. Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Fund. Participants in "wrap-fee" programs pay fees to the program sponsor, who in turn pays fees to the Adviser. For the six-month period ended May 31, 2004, the Adviser received no investment advisory fees.

                                 PIA MUTUAL FUND
                                  BBB BOND FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 (CONTINUED)
                                   (UNAUDITED)

         For the six-month period ended May 31, 2004, PIA voluntarily agreed to limit the total expenses of the Fund to an annual rate of 0.00% of average net assets. The Adviser may discontinue reimbursing the Fund at anytime but will not do so prior to November 30, 2004.

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

         The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan authorizes the Fund to reimburse the distributor for marketing expenses incurred in distributing shares of each Fund, including the cost of printing sales material and making payments to dealers of the Fund's shares. For the six-month period ended May 31, 2004 the Fund did not incur any such expenses.

         Syndicated Capital, Inc. serves as the Distributor of the Fund's shares. The President and sole shareholder of the Distributor is also a Trustee of the Trust. During the six-month period ended May 31, 2004, the Distributor earned no commissions on sales of the Fund's capital stock.

NOTE 5. PURCHASES AND SALES OF SECURITIES

         Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six-month period ended May 31, 2004 were $25,633,819 and $343,028, respectively. Purchases and sales of U.S. government obligations for the six-month period ended May 31, 2004 were $27,541,438 and $23,219,377, respectively.

NOTE 6. FEDERAL INCOME TAX INFORMATION

         At May 31, 2004, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

           Cost of investments. ............................  $ 36,625,476
                                                              =============
           Unrealized appreciation .........................  $    100,810
           Unrealized depreciation .........................      (259,000)
                                                              ------------
           Net unrealized depreciation on investments ......  $   (158,190)
                                                              ============

         The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

         As of November 30, 2003 the components of accumulated earnings on a tax basis were as follows:

           Undistributed ordinary income                      $      1,136
           Undistributed long-term gains                               --
                                                              ------------
           Tax accumulated earnings                                  1,136
           Accumulated capital and other losses                     (1,199)
           Unrealized depreciation on investments                   (1,265)
                                                              ------------
           Total accumulated deficit                          $     (1,328)
                                                              ============

         At November 30, 2003, the BBB Bond Fund had accumulated a capital loss carryforward of $1,199 which expires in the year 2011. To the extent the BBB Bond Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards.

NOTE 7. PROXY VOTING POLICIES AND PROCEDURES

         A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 800-251-1970 and on the Securities and Exchange Commission's website at http://www.sec.gov.


                                PIA MUTUAL FUND
                                  BBB BOND FUND
                              FINANCIAL HIGHLIGHTS


                                                  Six Months
                                                     Ended       Sept. 26, 2003*
                                                  May 31, 2004         to
                                                  (Unaudited)    Nov. 30, 2003
                                                  ------------   ---------------

PER SHARE OPERATING PERFORMANCE
(For a fund share outstanding throughout the period)

Net asset value, beginning of period ........     $     9.93      $    10.00
                                                  ----------      ----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income .......................           0.14            0.06
Net realized and unrealized
  loss on investments .........................        (0.19)          (0.13)
                                                  ----------      ----------
Total from investment operations ............          (0.05)          (0.07)
                                                  ----------      ----------

LESS DISTRIBUTIONS:
Dividends from net investment income ........          (0.19)        --
                                                  ----------      ----------

Net asset value, end of period ..............     $     9.69      $     9.93
                                                  ==========      ==========


TOTAL RETURN ................................          (0.50)%++       (0.70)%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........    $    31,343       $     199
Ratio of expenses to average net assets:
  Net of waivers and reimbursements .........           0.00%+          0.00%+
  Before waivers and reimbursements .........           2.80%+        224.56%+
Ratio of net investment income
  (loss) to average net assets:
  Net of waivers and reimbursements .........           3.90%+          3.16%+
  Before waivers and reimbursements .........           1.10%+       (221.40)%+
Portfolio turnover rate .....................            331%++           87%++


-------------
* Commencement of operations.
+ Annualized for periods less than one year.
++ Not annualized for periods less than one year.




                       See notes to financial statements

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















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





















                                 PIA Mutual Fund
                                Distributed by:
                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

ITEM 2.  CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedules of investments in securities in unaffiliated issuers are included as part of the reports to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9.  SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIA Mutual Fund

By: /S/ JOSEPH LLOYD MCADAMS, JR.
    -----------------------------
         Joseph Lloyd McAdams, Jr.
         Chairman, President and Treasurer

Date: JULY 30, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ JOSEPH LLOYD MCADAMS, JR.
    -----------------------------
         Joseph Lloyd McAdams, Jr.
         Chairman, President and Treasurer

Date: JULY 30, 2004





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